June 4, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington DC 50549

RE: Midland National Life Separate Account C
    File Number 333-128978 - Vector II Variable Annuity

Commissioners:

Enclosed for filing under the Securities Act of 1933 please find a copy of Post-Effective Amendment No. 9 to the above referenced registration statement.

This amendment is being filed pursuant to paragraph (a) (1) of Rule 485. This amendment is being filed under 485 (a) because it includes changes to the Lifetime Payment Amount (LPA) of the Five for Life Plus Rider.

Certain information, along with Financial Statements will be filed in an amendment pursuant to 485 (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126.



/s/


Terri Silvius
Assistant Vice President -
Variable Compliance & 38a-1 CCO

cc:  Frederick R. Bellamy
     Sutherland Asbill & Brennan LLP


                                                                As filed with the Securities and Exchange Commission on June 4, 2008
                                                                                                        Registration Nos. 333-128978


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                                                                                                                           811-07772
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
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                                                              FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                           |_|
                                             Pre-Effective Amendment No.                                          |_|

                                         Post-Effective Amendment No.    9                                        |X|
                                                                      -------
                                                         and

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                             |_|

                                                        ACT OF

                                                         1940

                                                 Amendment No.   85                                               |X|
                                                               ------


                                              MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                              ----------------------------------------
                                                     (Exact Name of Registrant)

                                               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                               ---------------------------------------
                                                         (Name of Depositor)

                                              One Midland Plaza, Sioux Falls, SD 57193
                                              ----------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                         Depositor's Telephone Number, including Area Code:
                                         --------------------------------------------------
                                                           (605) 335-5700

Name and Address of Agent for Service:                                    Copy to:


Stephen P. Horvat, Jr.                                                    Frederick R. Bellamy, Esq.
Senior Vice President - Legal                                    Sutherland, Asbill & Brennan LLP
Midland National Life Insurance Company                                   1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                   Washington, DC  20004-2415
525 W. Van Buren

Chicago, IL  60607

                                            Approximate Date of Proposed Public Offering:
                           As soon as practicable after the effective date of this registration statement.


It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |_|      On   _ pursuant to paragraph (b) of Rule 485
    |X|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On                       pursuant to paragraph (a) of Rule 485

   If appropriate check the following box:

|_|This post-effective amendment designates a new effective date for a previously filed post-effective amendment _______ filed ________.
                                                         -------------------

                                                Title of securities being registered:
                                                     Vector II Variable Annuity
                                       Individual Flexible Premium Variable Annuity Contracts.


                      Vector II Variable Annuity Prospectus
                                   May 1, 2008
                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The Vector II Variable Annuity (the "contract") is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs. The minimum initial premium for a non-qualified contract is $10,000. The minimum initial premium for a qualified contract is $2,000.

If You elect the Extra Credit Rider, We will add the premium bonus to each premium payment that You make in the first contract year. Electing the Extra Credit Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Extra Credit Rider. Your expenses will be higher if You elect the Extra Credit Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Extra Credit Rider.

A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting Us at the numbers above. The SAI, dated May 1, 2008, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your premiums to the Separate account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can generally choose a maximum of 50 funds at any one time among the 82 investment divisions shown on the following page. The mutual fund portfolios are part of the following series funds or trusts:


o         Access One Trust                                      o         Goldman Sachs Variable Insurance Trust
o         AIM Variable Insurance Funds                          o         Northern Lights Variable Trust
o         Alger American Fund                                   o         PIMCO Variable Insurance Trust
o         American Century Variable Portfolios, Inc.            o         ProFunds VP
o         Credit Suisse Trust                                   o         Van Eck Worldwide Insurance Trust
o         DireXion Insurance Trust                              o         Van Kampen Life Investment Trust
o         Dreyfus Variable Insurance Trust                      o         Van Kampen Universal Institutional Funds, Inc.


Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.


--------------------------------------------------------------------------------
The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.
The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.
--------------------------------------------------------------------------------


                     SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

---------------------------------------------------------- --------------------------------------------------------------
1.        Access VP High Yield Fund*                       42.       ProFund VP Internet*
---------------------------------------------------------- --------------------------------------------------------------
2.        AIM V.I. Basic Value Fund                        43.       ProFund VP Japan*
---------------------------------------------------------- --------------------------------------------------------------
3.        AIM V.I. International Growth Fund               44.       ProFund VP Large-Cap Growth*
---------------------------------------------------------- --------------------------------------------------------------
4.        AIM V.I. Mid Cap Core Equity Fund                45.       ProFund VP Large-Cap Value*
---------------------------------------------------------- --------------------------------------------------------------
5.        AIM V.I. Global Real Estate Fund                 46.       ProFund VP Mid-Cap*
---------------------------------------------------------- --------------------------------------------------------------
6.        American Century VP Income & Growth Fund         47.       ProFund VP Mid-Cap Growth*
---------------------------------------------------------- --------------------------------------------------------------
7.        American Century VP International Fund           48.       ProFund VP Mid-Cap Value*
---------------------------------------------------------- --------------------------------------------------------------
8.        American Century VP Large Company Value          49.       ProFund VP Money Market*
          Fund
---------------------------------------------------------- --------------------------------------------------------------
9.        American Century VP Mid Cap Value Fund           50.       ProFund VP NASDAQ-100*
---------------------------------------------------------- --------------------------------------------------------------
10.       American Century VP Ultra(R)Fund                 51.       ProFund VP Oil & Gas*
---------------------------------------------------------- --------------------------------------------------------------
11.       Credit Suisse Trust - Global Small Cap           52.       ProFund VP Pharmaceuticals*
          Portfolio
---------------------------------------------------------- --------------------------------------------------------------
12.       Credit Suisse Trust - Large Cap Value Portfolio  53.       ProFund VP Precious Metals*
---------------------------------------------------------- --------------------------------------------------------------
13.       Critical Math Portfolio                          54.       ProFund VP Real Estate*
---------------------------------------------------------- --------------------------------------------------------------
14.       DireXion Dynamic HY Bond Fund                    55.       ProFund VP Rising Rates Opportunity*
---------------------------------------------------------- --------------------------------------------------------------
15.       DireXion Evolution Managed Bond Fund             56.       ProFund VP Semiconductor*
---------------------------------------------------------- --------------------------------------------------------------
16.       DireXion Evolution All Cap Equity Fund           57.       ProFund VP Short Dow 30*
---------------------------------------------------------- --------------------------------------------------------------
17.       Dreyfus Socially Responsible Growth Fund,        58.       ProFund VP Short Emerging Markets*
          Inc
---------------------------------------------------------- --------------------------------------------------------------
18.       Dreyfus VIF Appreciation Portfolio               59.       ProFund VP Short International*
---------------------------------------------------------- --------------------------------------------------------------
19.       Dreyfus VIF International Value Portfolio        60.       ProFund VP Short Mid-Cap*
---------------------------------------------------------- --------------------------------------------------------------
20.       Goldman Sachs VIT Structured Small Cap           61.       ProFund VP Short NASDAQ-100*
          Equity Fund
---------------------------------------------------------- --------------------------------------------------------------
21.       PIMCO VIT All Asset Portfolio                    62.       ProFund VP Short Small-Cap*
---------------------------------------------------------- --------------------------------------------------------------
22.       PIMCO VIT High Yield Portfolio                   63.       ProFund VP Small-Cap*
---------------------------------------------------------- --------------------------------------------------------------
23.       PIMCO VIT Low Duration Portfolio                 64.       ProFund VP Small-Cap Growth*
---------------------------------------------------------- --------------------------------------------------------------
24.       PIMCO VIT Real Return Portfolio                  65.       ProFund VP Small-Cap Value*
---------------------------------------------------------- --------------------------------------------------------------
25.       PIMCO VIT Total Return Portfolio                 66.       ProFund VP Technology*
---------------------------------------------------------- --------------------------------------------------------------
26.       ProFund VP Asia 30*                              67.       ProFund VP Telecommunications*
---------------------------------------------------------- --------------------------------------------------------------
27.       ProFund VP Banks*                                68.       ProFund VP UltraBull*
---------------------------------------------------------- --------------------------------------------------------------
28.       ProFund VP Basic Materials*                      69.       ProFund VP UltraMid-Cap*
---------------------------------------------------------- --------------------------------------------------------------
29.       ProFund VP Bear*                                 70.       ProFund VP UltraNASDAQ-100*
---------------------------------------------------------- --------------------------------------------------------------
30.       ProFund VP Biotechnology*                        71.       ProFund VP UltraShort Dow 30*
---------------------------------------------------------- --------------------------------------------------------------
31.       ProFund VP Bull*                                 72.       ProFund VP UltraShort NASDAQ-100*
---------------------------------------------------------- --------------------------------------------------------------
32.       ProFund VP Consumer Goods*                       73.       ProFund VP UltraSmall-Cap*
---------------------------------------------------------- --------------------------------------------------------------
33.       ProFund VP Consumer Services*                    74.       ProFund VP U.S. Government Plus*
---------------------------------------------------------- --------------------------------------------------------------
34.       ProFund VP Dow 30*                               75.       ProFund VP Utilities*
---------------------------------------------------------- --------------------------------------------------------------
35.       ProFund VP Emerging Markets*                     76.       Van Eck Worldwide Hard Assets Fund
---------------------------------------------------------- --------------------------------------------------------------
36.       ProFund VP Europe 30*                            77.       Van Kampen LIT Growth and Income Portfolio
---------------------------------------------------------- --------------------------------------------------------------
37.       ProFund VP Falling U.S. Dollar*                  78.       Van Kampen UIF Emerging Markets Debt Portfolio
---------------------------------------------------------- --------------------------------------------------------------
38.       ProFund VP Financials*                           79.       Van Kampen UIF Emerging Markets Equity
                                                                     Portfolio
---------------------------------------------------------- --------------------------------------------------------------
39.       ProFund VP Health Care*                          80.       Van Kampen UIF Mid Cap Growth Portfolio
---------------------------------------------------------- --------------------------------------------------------------
40.       ProFund VP Industrials*                          81.       Van Kampen UIF U.S. Mid Cap Value Portfolio
---------------------------------------------------------- --------------------------------------------------------------
41.       ProFund VP International*                        82.       Van Kampen UIF U.S. Real Estate Portfolio
---------------------------------------------------------- --------------------------------------------------------------
*These investment portfolios are open for frequent transfers.



You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the mutual fund portfolios.

                                TABLE OF CONTENTS

TABLE OF CONTENTS......................................................................................................3
DEFINITIONS............................................................................................................7
SUMMARY................................................................................................................9
      FEATURES OF VECTOR II VARIABLE ANNUITY..........................................................................10
            Your "Free Look" Right....................................................................................10
            Your Accumulation value...................................................................................11
            Flexible Premium Payments.................................................................................11
            Optional Benefits.........................................................................................11
            Investment Choices........................................................................................12
            Transfers.................................................................................................12
            Surrenders................................................................................................12
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................13
            Risk of Increase in Fees and Charges......................................................................13
            Effects of Market Timing..................................................................................13
      FEE TABLE.......................................................................................................14
            Contract Owner Transaction Expenses.......................................................................14
            Periodic Charges Other Than Portfolio Expenses............................................................14
            Range of Annual Operating Expenses for the Portfolios1....................................................15
      EXPENSE EXAMPLES................................................................................................16
      FINANCIAL INFORMATION...........................................................................................17
      CHARGES AND FEES................................................................................................17
            Surrender Charge..........................................................................................17
            Mortality and Expense Risk Charge.........................................................................18
            Administration Fee........................................................................................18
            Annual Maintenance Fee....................................................................................18
            Premium Taxes.............................................................................................18
            Optional Rider Charges....................................................................................18
ADDITIONAL INFORMATION ABOUT THE VECTOR II VARIABLE ANNUITY...........................................................18
      SUITABILITY OF THE CONTRACTS....................................................................................18
      DEATH BENEFIT...................................................................................................19
      OTHER PRODUCTS..................................................................................................19
      INQUIRIES AND CORRESPONDENCE....................................................................................19
      STATE VARIATIONS................................................................................................20
SEPARATE ACCOUNT C AND THE FUNDS......................................................................................21
      OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS...............................................................21
            The Funds.................................................................................................21
            Investment Policies Of The Funds' Portfolios..............................................................22
            Availability of the Portfolios............................................................................28
      AMOUNTS IN OUR SEPARATE ACCOUNT.................................................................................28
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT.......................................................................29
      OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT.........................................................29
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................30
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT.........................................................................30
      FREE LOOK.......................................................................................................30
      TAX-FREE "SECTION 1035" EXCHANGES...............................................................................31
      ALLOCATION OF PREMIUM PAYMENTS..................................................................................31
            Changing Your Premium Allocation Percentages..............................................................31
      OPTIONAL RIDERS.................................................................................................32
            Five for Life Plus Rider..................................................................................32
            Extra Credit Rider........................................................................................38
            GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider......................................40
            GMDB Plus (Guaranteed Minimum Death Benefit) Rider........................................................43
            Shortened CDSC (Contingent Deferred Sales Charge) Rider...................................................46
            Estate Planning Rider.....................................................................................47
            Mutually Exclusive Riders.................................................................................48
      YOUR ACCUMULATION VALUE.........................................................................................48
            Transaction Cut-Off Times.................................................................................48
            Transfers of Accumulation Value...........................................................................49
      TRANSFER LIMITATIONS............................................................................................49
      SURRENDERS......................................................................................................51
      DOLLAR COST AVERAGING...........................................................................................53
      PORTFOLIO REBALANCING...........................................................................................54
      SYSTEMATIC WITHDRAWALS..........................................................................................54
      FREE SURRENDER AMOUNT...........................................................................................55
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................55
      DEATH BENEFIT...................................................................................................56
      PAYMENT OF DEATH BENEFITS.......................................................................................57
CHARGES, FEES AND DEDUCTIONS..........................................................................................57
      SURRENDER CHARGES ON SURRENDERS.................................................................................57
      MORTALITY AND EXPENSE RISK CHARGE...............................................................................58
      ADMINISTRATION FEE..............................................................................................59
      ANNUAL MAINTENANCE FEE..........................................................................................59
      OPTIONAL RIDER CHARGES..........................................................................................60
            Five for Life Plus Rider..................................................................................60
            Extra Credit Rider........................................................................................60
            GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider......................................60
            GMDB Plus (Guaranteed Minimum Death Benefit) Rider........................................................60
            Shortened CDSC (Contingent Deferred Sales Charge) Rider...................................................60
            Estate Planning Rider.....................................................................................60
      TRANSFER CHARGE.................................................................................................60
      CHARGES IN THE FUNDS............................................................................................61
      PREMIUM TAXES...................................................................................................61
      OTHER TAXES.....................................................................................................61
FEDERAL TAX STATUS....................................................................................................61
      INTRODUCTION....................................................................................................61
      ANNUITY CONTRACTS IN GENERAL....................................................................................61
            Qualified and Non-Qualified Contracts.....................................................................62
            Minimum Distribution Rules and Eligible Rollover Distributions............................................63
            Diversification and Distribution Requirements.............................................................63
            Owner Control.............................................................................................63
            Required Distributions at Death (Non-Qualified Contracts).................................................64
            Surrenders - Non-Qualified Contracts......................................................................64
            Multiple Contracts........................................................................................65
            Withholding...............................................................................................65
            Annuity Payments..........................................................................................65
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................65
            Taxation of Death benefit Proceeds........................................................................66
            Transfers, Assignments or Exchange of Contracts...........................................................66
            Possible Tax Law Changes..................................................................................66
            Economic Growth and Tax Relief Reconciliation Act of 2001.................................................66
            Foreign Tax Credits.......................................................................................67
            Separate Account Charges..................................................................................67
            Annuity Purchases by Residents of Puerto Rico.............................................................67
      MATURITY DATE...................................................................................................67
            Electing An Annuity Option................................................................................67
            Fixed Payment Options.....................................................................................68
            Variable Payment Options..................................................................................68
            Payment Options...........................................................................................69
            Transfers after Annuitization for Variable Payment Options................................................70
ADDITIONAL INFORMATION................................................................................................70
      MIDLAND NATIONAL LIFE INSURANCE COMPANY.........................................................................70
            Our General Account.......................................................................................70
      FUND VOTING RIGHTS..............................................................................................70
            How We Determine Your Voting Shares.......................................................................71
            Voting Privileges of Participants In Other Companies......................................................71
      OUR REPORTS TO OWNERS...........................................................................................71
      DIVIDENDS.......................................................................................................72
      PERFORMANCE.....................................................................................................72
      CHANGE OF ADDRESS NOTIFICATION..................................................................................73
      MODIFICATION TO YOUR CONTRACT...................................................................................73
      YOUR BENEFICIARY................................................................................................73
      ASSIGNING YOUR CONTRACT.........................................................................................73
      WHEN WE PAY PROCEEDS FROM THIS CONTRACT.........................................................................74
      DISTRIBUTION OF THE CONTRACTS...................................................................................74
      REGULATION......................................................................................................75
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC..............................................................75
      LEGAL PROCEEDINGS...............................................................................................76
      LEGAL MATTERS...................................................................................................76
      FINANCIAL STATEMENTS............................................................................................76
STATEMENT OF ADDITIONAL INFORMATION...................................................................................77
CONDENSED FINANCIAL INFORMATION.......................................................................................78
APPENDIX I............................................................................................................87
APPENDIX II...........................................................................................................95
APPENDIX III..........................................................................................................98



                                   DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold type throughout this document.


Accumulation Unit means the units credited to each investment division in the Separate account before the maturity date.

Accumulation Value means the sum of the amounts You have in the investment divisions of Our Separate account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option on the maturity date.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., full or partial surrenders) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means each month that begins on the same date as the day of the issue date. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the annuitant or an owner and an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, transaction requests, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate account on the issue date or as later changed by Us.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the GMIB Plus rider is elected. The GMIB accumulated value will have the GMIB income factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the GMIB Plus rider. The GMIB income factor equals the base contract's income payment factors used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back means the GMIB income payments will be lower than if there were no age set-back. For example, if You are age 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB accumulated value at the time the GMIB Plus rider is issued compounded at a rate of 5% annually until age 80.

Gross Premium means Your premium payment(s) before any partial surrenders and any surrender charges.

Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the GPA is depleted while the Five for Life Plus rider is in effect. If the Five for Life Plus rider is elected at contract issue, the GPA equals the initial GPB times 7%. If the contract has already been issued, this amount equals the current accumulation value of the contract times 7%. The GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Five for Life Plus Rider. The GPB cannot be withdrawn in a lump sum. If the Five for Life Plus Rider is elected at contract issue, the GPB equals the initial premium payment including premium bonus, if any. If the contract has already been issued, this amount equals the current accumulation value of the contract. The GPB is increased equally by any subsequent premium payments and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account, which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months, and contract years are determined.


Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner) while the Five for Life Plus Rider is in effect. The initial LPA equals 5% times the GPB as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this Rider has reached age 65, 59 1/2 or 55 depending on the age that You select when You elect this rider. The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.


Maturity Date means the date, specified in Your contract on which income payments will begin. The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract. Owner is referred to as "You" in the contract and in this prospectus.

Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the annuitant will be the payee. If the owner or an annuitant dies prior to the maturity date, then the beneficiary is the payee.

Principal Office means where You must contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll free)
                         Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate account C which receives and invests Your premiums under the contract.

Surrender Value means the Separate account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax, administration fees, and annual maintenance fee.


Valuation Period means the time period used in measuring the investment experience of each investment division within the Separate Account. This period will vary based on the type of transaction request and the investment divisions involved in the transaction. For more detailed information see "Transaction Cut-Off Times" on page 48.


Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed and dated by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY

In this prospectus "We," "Our," "Us," "Midland National," and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire prospectus, Your contract and the Statement of Additional Information for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

FEATURES OF VECTOR II VARIABLE ANNUITY

The Vector II Variable Annuity contract provides You with a basic contract to which You can add optional riders. If You choose to add any of these riders, a corresponding charge will be deducted from your accumulation value. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See "Suitability of the Contracts" on page 18 for more detailed information.


Replacing an existing annuity with the contract may not be of financial benefit to You. Your existing annuity may be subject to fees or penalties on surrender, and the new contract may have new charges.

Certain portfolios permit frequent transfers. Otherwise, however, this contract is designed for individuals seeking a long-term, tax-deferred accumulation of assets, and is generally for retirement or other long-term purposes. You should not buy this contract if You are looking for a short-term investment and/or cannot risk getting back less money than You put into the contract.

Your "Free Look" Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less credits added by Us (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment. Longer free look periods apply in some states and in certain situations (see "Free Look" on page 30 for more details).


Your Accumulation value Your accumulation value depends on:

        o     the amount and frequency of premium payments,
        o     the selected portfolio's investment experience,
        o     partial surrenders, and
        o     charges and deductions.


You bear the investment risk under the contract. There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation value" on page 48).



Flexible Premium Payments
You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You purchase a qualified contract, We may accept an initial premium of only $2,000. Additional premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts). In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts).

We may refuse to accept certain forms of premium payments, if applicable, or restrict the amount of certain forms of premium payments. For example, Traveler's Checks over a certain dollar amount or multiple lower denomination Money Orders may not be accepted. In addition, We may require information as to why a particular form of payment was used (for example, third party checks) and the source of the funds of such payment in order to determine whether or not We will accept it. Use of an unacceptable form of payment may result in Us returning Your premium payment and not issuing the contract.

Optional Benefits
The contract offers a number of optional benefits or riders. Each of these riders offers a specific benefit that may help You achieve Your long-term financial goals. There is generally a charge for each rider. These riders offer You an opportunity to tailor the Vector II variable annuity to meet Your specific needs. Since some optional riders cannot be terminated once elected, You should select Your options carefully. The optional riders available under this contract are:

--------------------------------------------------------------------------------
o         Five for Life Plus Rider
--------------------------------------------------------------------------------
o         Extra Credit Rider
--------------------------------------------------------------------------------
o         GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
--------------------------------------------------------------------------------
o         GMDB Plus (Guaranteed Minimum Death Benefit) Rider
--------------------------------------------------------------------------------
o         Shortened CDSC (Contingent Deferred Sales Charge) Rider
--------------------------------------------------------------------------------
o         Estate Planning Rider
--------------------------------------------------------------------------------


For detailed explanations of these riders, see "optional riders" on page 32. For more information on the charges for each rider, see FEE TABLE" on page 14.

You cannot elect any combination of options that would result in extra charges of more than 2.00% per year. In addition, some of these riders cannot be elected in combination with other riders. See "Mutually Exclusive Riders" on page 48.


Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account. However, You may not have Your accumulation value allocated to more than 50 investment divisions at any one time, including the Fixed Account. For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 21). Your choices may be restricted if You elect the GMIB Plus rider or the GMDB Plus rider, and benefits under these riders may be severely limited if You choose certain investment divisions.

Each portfolio pays a different investment management or advisory fee and has different operating expenses. The portfolios may also impose redemption fees, which We would deduct from Your accumulation value. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 22.


Transfers
You may transfer Your accumulation value among the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners). After annuitization, You may make two transfers each year among the Separate account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.


See the "DEFINITIONS" section on page 7 for the definition of "Business Day" and "Valuation Period".

For more information on restrictions, procedures, and deadlines for transfers, see "Transaction Cut-Off Times" on page 48 and "Transfers of Accumulation Value" on page 49. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 49.


Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 54). (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your accumulation value as of Your previous anniversary each contract year without incurring a surrender charge (the "Free Surrender Amount"). Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Free Surrender Amount" on page 55).

We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee on a full surrender. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 57, "FEDERAL TAX STATUS" on page 61, and "Electing An Annuity Option" on page 67.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued with annuitant's age 75 or less at no additional charge. After the first contract year, We guarantee that We will increase the annual free surrender amount available under this contract from 10% of the accumulation value to 20% of the accumulation value if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary. See "Waiver of Surrender Charges for Nursing Home Confinement Rider" on page 55 for more details.


Risk of Increase in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage"); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Generally, individuals or organizations that use market-timing strategies and make frequent transfers should use the investment divisions designed for market-timing strategies. Investment portfolios in the fund listing with asterisks after them are designed for market-timing strategies and, therefore, are open for frequent transfers and therefore may be more susceptible to the risks and harmful effects of market timing.

Investors in the frequent trading portfolios will bear the increased expenses and other negative effects of frequent trading, and therefore these portfolios might not be appropriate for long-term investors.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
                                                      Charge

Sales Load Imposed on Purchase                         None
Maximum Surrender Charge (as a percentage of           7.00%
premiums withdrawn)
Transfer Fee                                           None


Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.
                                                                               Guaranteed         Current Charge
                                                                                 Maximum
Annual Maintenance Fee1                                                            $60                 $30
Separate Account Annual Expenses
(as a percentage of average accumulation value)
Mortality and Expense Risk Charge2
    Accumulation value at the beginning of each                                   1.45%               1.45%
    contract month is less than $25,000
    Accumulation value at the beginning of each
    contract month is equal to or greater than                                    1.30%               1.30%
    $25,000 and less than $100,000
    Accumulation value at the beginning of each                                   1.20%               1.20%
    contract month is greater than or equal to $100,000
Administration Fee3                                                               0.70%               0.45%

Maximum Separate account Expense for Base Contract Only                           2.15%               1.90%

Maximum Annual Charge for Optional Riders4                                        2.00%               2.00%
Total Separate Account Expenses with the Highest Possible
Mortality & Expense Risk Charge and Combination of Optional                       4.15%               3.90%
Rider Charges4

Optional Rider Charges4
                       Extra Credit Rider5
                                        3% Bonus Option                           0.50%               0.50%
                                        4% Bonus Option                           0.65%               0.65%
                                        5% Bonus Option                           0.80%               0.80%
     Five for Life Plus Rider6,7,8

                            Lifetime Payment Amount starting at Age 65            0.75%               0.75%
                            Lifetime Payment Amount starting at Age 59 1/2        0.80%               0.80%
                            Lifetime Payment Amount starting at Age 55            0.85%               0.85%

     GMIB PLUS Rider7                                                             1.00%               0.55%

     GMDB Plus Rider9
                     3% Roll-Up Option                                            0.45%               0.20%
                     6% Roll-Up Option                                            0.80%               0.45%
                     Annual Step Up Option                                        0.50%               0.25%
                     Annual Step Up with 3% Roll-Up Option                        0.55%               0.30%
                     Annual Step Up with 6% Roll-Up Option                        0.85%               0.55%
     Shortened CDSC Rider5
             4-Year Option                                                        0.80%               0.60%
             3-Year Option                                                        0.90%               0.65%
            0-Year Option                                                         1.00%               0.70%
     Estate Planning Rider7                                                       0.75%               0.30%

1The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. Based on a $23,800 average accumulation value as of 12/31/07, the current annual maintenance fee is 0.13% and the maximum fee is 0.25%. The annual maintenance fee is deducted only when the accumulation value is less than $50,000.

2The mortality and expense risk charge will be determined at the beginning of the contract month for each contract month. Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value at the beginning of the contract month.

3The administration charge may vary by investment division and guaranteed maximum charges ranges from 0.45% to 0.70%. Currently the fee is 0.45% for all investment divisions. If Your contract is issued with this fee, it is guaranteed for the life of the contract. See "Administration Fee" on page 59

4You may select Optional Riders. You may not select a combination of riders that will result in total rider charges that exceed the maximum additional mortality and expense risk charge for optional riders of 2.00%.

5The Extra Credit Rider cannot be elected in combination with the CDSC Rider.

6The guaranteed maximum charge for the Five for Life Plus Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. At the time You elect to "step-up," We may be charging more or less for this rider. See "Five for Life Plus Rider " on page 32 for more detailed information.

7The Five for Life Plus Rider cannot be elected in combination with the GMIB Plus rider or the Estate Planning rider.

8For Five for Life Plus riders issued between 5/1/06 and 1/31/07, the fee is 0.65%. For Five for Life Plus riders issued between 2/1/07 and 8/XX/08, the fee is 0.75%.

9For GMDB Plus riders issued before 1/31/07, the current charges are 0.05% lower than shown in the table.

Range of Annual Operating Expenses for the Portfolios1
The next item shows the lowest and highest total operating expenses charged by the currently available portfolio companies for the year ended December 31, 2007 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.


Total Annual Portfolio Company Operating Expenses                                Lowest           Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other
expenses)                                                                        0.65%            3.60%

          1The portfolio expenses used to prepare this table were provided to Us by the fund(s).  We have not independently verified such information.  The expenses are those incurred as of the fiscal year ending
          December 31, 2007.  Current or future expenses may be higher or lower than those shown.


For information concerning compensation paid for the sale of the contracts, see
"Distribution of the Contracts" on page 74.


EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2007).

Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Base contract and highest possible combination of riders are elected; guaranteed maximum charges and highest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5            10
                                                     Years        Years
                           ------------ ------------ ------------ -----------
                           $1,419       $2,835       $4,072       $6,899
                           ------------ ------------ ------------ -----------

      (2)   If You do NOT surrender Your contract:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5            10
                                                     Years        Years
                           ------------ ------------ ------------ -----------
                           $789         $2,295       $3,712       $6,899
                           ------------ ------------ ------------ -----------

Example 2: Base contract with no optional riders elected; current charge levels and lowest portfolio expenses (without voluntary waivers of fees or expenses).

      (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5            10
                                                     Years        Years
                           ------------ ------------ ------------ -----------
                           $901         $1,372       $1,778       $3,009
                           ------------ ------------ ------------ -----------

      (2)   If You do NOT surrender Your contract:

                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5            10
                                                     Years        Years
                           ------------ ------------ ------------ -----------
                           $271         $832         $1,418       $3,009
                           ------------ ------------ ------------ -----------

The examples do not reflect transfer fees, or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.


FINANCIAL INFORMATION


Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. See "CONDENSED FINANCIAL INFORMATION" on page 78.



CHARGES AND FEES

Surrender Charge

Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to affect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of contract years between the premium payment and the withdrawal (See "Surrender Charges on Surrenders" on page 57.)


For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:

        Length of Time               Surrender
     From Premium Payment
       (Number of Years)              Charge
       -----------------              ------
               1                        7%
               2                        7%
               3                        6%
               4                        5%
               5                        4%
               6                        3%
               7                        2%
              8+                        0%


No Surrender charge will be assessed upon:

    (a)   payment of death benefits;
    (b)   exercise of the free look right;
    (c)   surrender of the free surrender amount; and
    (d)   amounts withdrawn to pay the surrender charge on a partial surrender.

Under Midland National's current practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges. We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 7% would be charged on the $10,000 net premium amount (less the free surrender amount) and not the $8,000 accumulation value amount.


Surrenders may have tax consequences. (See "FEDERAL TAX STATUS" on page 61.)


Mortality and Expense Risk Charge

We deduct a per annum charge that ranges from 1.20% to 1.45% against all accumulation values held in the Separate account for assuming the mortality and expense risk and other risks and expenses under the contract, including certain payments to third parties for distribution or investment advisory services. (See "Mortality and Expense Risk Charge" on page 58.)


Administration Fee
We currently deduct a fee of 0.45% per annum against the accumulation value to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses under the contract including certain payments to third parties for distribution or investment advisory services. If Your contract is issued with this 0.45% fee, this fee is guaranteed for the life of Your contract and will not increase.

(See "Administration Fee" on page 59.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee for contracts with accumulation values of $50,000 or more on the contract anniversary. (See "Annual Maintenance Fee" on page 57.)


Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 61).


Optional Rider Charges

We deduct an additional fee if You select any of the optional riders available under this contract. See "FEE TABLE" on page 14.


           ADDITIONAL INFORMATION ABOUT THE VECTOR II VARIABLE ANNUITY

SUITABILITY OF THE CONTRACTS

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

DEATH BENEFIT

The Vector II Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. If the oldest annuitant or owner is less than age 81 when the contract is issued, the death benefit is equal to the greater of (a) the accumulation value, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required or (b) premiums less adjustments for partial surrenders, at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required or (c) if elected, the guaranteed minimum death benefit. Any adjustments for partial surrenders will reduce the death benefit by the same proportion the Accumulation Value was reduced by the partial surrender.

If the oldest annuitant or owner is age 81 or older when the contract is issued, the death benefit equals the accumulation value at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than the amount payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

Other death benefits are offered as options or riders.

OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                       Phone : (877) 586-0240 (toll-free)
                        Fax : (866) 270-9565 (toll-free)


You currently may send correspondence to Us by facsimile or telephone at the numbers listed above. Currently, You must also send transaction requests to Us by facsimile, telephone at the address or numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Principal Office and will not receive the price as described under "Transaction Cut-Off Times" on page 48. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.


The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

If You have authorized Your registered investment advisor to complete transaction requests on Your behalf according to Your instructions, then they can submit Your transfer requests via the internet.

The procedures We follow for transactions initiated by the Internet may include requirements that web users identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized Internet requests that We believe to be genuine. We may record all Internet Protocol addresses. There are risks associated with requests made by Internet when the original signed request is not sent to Our Principal Office. You bear those risks.

Internet correspondence and transaction requests may not always be available. Computer systems and the Internet can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If Your advisor is experiencing problems, You should instruct Your advisor to mail correspondence and transaction request to Our Principal Office.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus. The most common differences for this product involve the length of the free look period and the calculation of the free look refund, maturity date and annuitization, and under payments or over payments due to misstatement of age and sex. In addition, the optional riders may not be available in all states. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

                        SEPARATE ACCOUNT C AND THE FUNDS

OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

The "Separate Account" is the Midland National Life Separate account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract. (Some restrictions may apply.)

The Funds
Each of the 82 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

1.        Access One Trust,
2.        AIM Variable Insurance Funds,
3.        Alger American Fund,
4.        American Century Variable Portfolios, Inc.,
5.        Credit Suisse Trust,
6.        DireXion Insurance Trust,
7.        Dreyfus Variable Investment Fund,
8.        Goldman Sachs Variable Insurance Trust,
9.        Northern Lights Variable Trust,
10.       PIMCO Variable Insurance Trust,
11.       ProFunds VP,
12.       Van Eck Worldwide Insurance Trust.
13.       Van Kampen Life Investment Trust,
14.       Van Kampen Universal Institution Funds, Inc.

Our Separate account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund's Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from "Rule 12b-1" fees deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds. Midland National and its affiliates may profit from these payments.

Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are summarized below:

----------------------------------- -----------------------------------------------------------------------------------------------
Portfolio                           Objective
-----------------------------------------------------------------------------------------------------------------------------------
Access One Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Access VP High Yield Fund*          Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund           The fund's objective is long term growth of capital.  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. International Growth       The fund's investment objective is to provide long-term growth of capital.  The fund seeks to
Fund                                meet its objective by investing in a diversified portfolio of international equity securities.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity        The fund's objective is long-term growth of capital.  The fund seeks to meet its objective by
Fund                                investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid capitalization companies.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund    The fund's investment objective is to achieve high total return through growth of capital and current income.  The fund will invest, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts
                                    (REITs).
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Alger American SmallCap             Seeks long-term capital appreciation.
Growth Portfolio**
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Income &        Seeks capital growth by investing in common stocks. Income is a secondary objective. The
Growth Fund                         Portfolio will seek to achieve its investment objective by investing in common stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Fund                  management believes to have potential for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Large           Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Company Value Fund                  equity securities of companies that management believes to be undervalued at the time of purchase.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Mid Cap         Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Value Fund                          equity securities of companies that management believes to be undervalued at the time of purchase.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Ultra(R)        Seeks long-term capital growth by investing in common stocks considered by management
Fund                                to have better-than-average prospects for appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap     Seeks long-term capital appreciation and continuity of income.  Investments are principally
Value Portfolio                     in dividend paying stocks of large-cap US companies.
----------------------------------- -----------------------------------------------------------------------------------------------
Credit Suisse Trust - Global        Seeks long-term growth of capital by investing principally in equity securities of small
Small Cap Portfolio                 companies from at least three countries, including the US.

DireXion Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund       Seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
----------------------------------- -----------------------------------------------------------------------------------------------
DireXion Evolution Managed          Seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Bond Fund
----------------------------------- -----------------------------------------------------------------------------------------------
DireXion Evolution All Cap          Seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------- -----------------------------------------------------------------------------------------------
Dreyfus Socially Responsible        Seeks to provide capital growth, with current income as a secondary goal.
Growth Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
----------------------------------- -----------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation            Seeks long-term capital growth consistent with the preservation of capital.  Its secondary
Portfolio                           goal is current income.
----------------------------------- -----------------------------------------------------------------------------------------------
Dreyfus VIF International Value     Seeks long-term capital growth by investing in foreign stocks of value companies.
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured        Seeks long-term growth of capital.
Small Cap Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Northern Lights Variable Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Critical Math Portfolio             Seeks growth and risk-adjusted total return.  The Portfolio's investment objective is a non-fundamental policy and may be changed upon 60 days' written notice to investors.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       Seeks maximum real return consistent with preservation of real capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Asia 30*                 Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Banks*                   Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Basic Materials*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Bear*                    Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the S&P 500 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Biotechnology*           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Bull*                    Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Consumer Goods*          Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Consumer Services*       Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Dow 30*                  Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Emerging Markets*        Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Emerging Markets 50 ADR Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Europe 30*               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar*     Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the US Dollar Index(R) (USDX).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Financials*              Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Health Care*             Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Industrials*             Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP International*           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East
                                    (MSCI EAFE) Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Internet*                Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Japan*                   Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth*        Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Mid-Cap*                 Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index(R).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth*          Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value*           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P Midcap 400/Citigroup Value Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Money Market1,*          Seeks a high level of current income consistent with liquidity and preservation of capital.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Oil & Gas*               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100*              Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Precious Metals*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Real Estate*             Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Rising Rates             Seeks daily investment results, before fees and expenses, that correspond to one and
Opportunity*                        one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). In accordance with its stated
                                    objective, the net asset value of the ProFund VP Rising Rates Opportunity generally should decrease as interest rates fall and increase as interest rates rise.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Semiconductor*           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short Dow 30*            Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short Emerging           Seeks daily investment results, before fees and expenses, that correspond to the inverse
Markets*                            (opposite) of the daily performance of the Bank of New York Emerging Markets 50 ADR
                                    Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short International*     Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the Morgan Stanley Capital International Europe,
                                    Australasia and Far East (MSCI EAFE) Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap*           Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the S&P MidCap 400 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short                    Seeks daily investment results, before fees and expenses, that correspond to the inverse
NASDAQ-100*                         (opposite) of the daily performance of the NASDAQ-100 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap*         Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the Russell 2000 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Small-Cap*               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth*        Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value*         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Technology*              Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP                          Seeks daily investment results, before fees and expenses, that correspond to the daily
Telecommunications*                 performance of the Dow Jones U.S. Telecommunications Sector Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraBull*               Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the S&P 500 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap*            Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the S&P MidCap 400 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap*          Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the Russell 2000 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraNASDAQ-100*         Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the NASDAQ-100 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30*       Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraShort               Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
NASDAQ-100*                         the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP U.S. Government          Seeks daily investment results, before fees and expenses, that correspond to one and
Plus*                               one-quarter times (125%) the daily price movement of the most recently issued 30-year
                                    Treasury Bond ("Long Bond"). In accordance with its stated objective, the net asset value of the ProFund VP U.S. Government Plus generally should decrease as interest rates rise.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Utilities*               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Utilities Index.
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust2
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy            Seeks to provide investment results that correspond to 200% of the daily performance of the
Fund*2                              Dow Jones Industrial AverageSM.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x             Seeks to provide investment results that inversely correspond to 200% of the daily
Strategy Fund*2                     performance of the Dow Jones Industrial AverageSM.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R) 2x           Seeks to provide investment results that correspond to 200% of the daily performance of the
Strategy Fund*2,3                   Nasdaq 100 Index(R).
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy        Seeks to provide investment results that correspond to 200% of the daily performance of the
Fund*2                              S&P 500(R)Index.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT U.S. Government            Seeks to provide security of principal, high current income and liquidity by investing in
Money Market Fund1*                 securities issued by the U.S. government, its agencies or instrumentalities.
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset" securities.
Fund                                Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------- -----------------------------------------------------------------------------------------------
Van Kampen LIT Growth and           Seek long-term growth of capital and income.  The portfolio's investment adviser seeks to
Income Portfolio                    achieve the portfolio's investments objective by investing primarily in income-producing equity securities, including common stocks and convertible securities (although investments are also made in non-convertible preferred stocks and debt securities).
-----------------------------------------------------------------------------------------------------------------------------------
Universal Institutional Funds, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
UIF Emerging Markets Debt           Seeks high total return by investing primarily in fixed income securities of government and
Portfolio                           government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
----------------------------------- -----------------------------------------------------------------------------------------------
UIF Emerging Markets Equity         Seeks long-term capital appreciation by investing primarily in growth-oriented equity
Portfolio                           securities of issuers in emerging market countries.
----------------------------------- -----------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio        Seeks long-term capital growth by investing primarily in common stocks and other equity securities.
----------------------------------- -----------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio    Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
----------------------------------- -----------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio      Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
----------------------------------- -----------------------------------------------------------------------------------------------

*These investment portfolios are open for frequent transfers.

**Formerly Alger American Small Capitalization Portfolio. This Investment Division was closed to new investors as of June 15, 2007. If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio. 1During periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.

2 These investment divisions were closed to new investors as of December 1, 2007. If You have money invested in these Investment Divisions as of the close of business on November 30, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of these Investment Divisions after this date, You will not be able to reinvest in the portfolio.

3Formerly Rydex VT OTC 2x Strategy Fund

Invesco Aim Advisors, Inc. manages and Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited are sub-advisers to the AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc. Credit Suisse Asset Management, LLC manages the Credit Suisse Trust. Critical Math Advisors LLC only manages the Critical Math Portfolio of the Northern Lights Variable Trust. The Dreyfus Corporation manages the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. Fayez Sarofim & Co. serves as the sub-investment advisor to the Dreyfus VIF Appreciation Portfolio. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. Morgan Stanley Investment Management, Inc. manages the Universal Institutional Funds, Inc. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. ProFund Advisors LLC manages the Access One Trust and the ProFund VP. Rafferty Asset Management, LLC manages The DireXion Insurance Trust. Rydex Investments manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust. Van Kampen Asset Management manages the Van Kampen Life Investment Trust.

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments. Other funds (or available classes) may have lower fees and better overall investment performance. We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds. We may profit from these payments.
You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional informational information and annual and semi/annual reports. Other sources such as the fund's Website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of each valuation period, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each valuation period. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges (which includes the mortality and expense risk charge and the administration fee and optional rider fees) We deduct from Our Separate Account, some of which are based on Your accumulation value at the beginning of each contract month. The daily asset charge is currently at an effective annual rate of up to 1.90% (for the basic contract only). The charge shown on Your base contract at issue is guaranteed for the life of Your contract. If You elect a rider combination with the maximum allowable mortality and expense risk charge for optional riders of 2.00%, the current daily asset charge is up to 3.90%. The charge shown on Your base contract and rider contract at issue is guaranteed for the life of Your contract. Additional information on the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. The assets in the Separate account are equal to the reserves and other liabilities of the Separate account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate account are credited to or charged against the Separate account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

      o add investment divisions to, or remove investment divisions from Our Separate Account;

      o     combine two or more investment divisions within Our Separate
            Account;

      o withdraw assets relating to Our variable annuities from one investment division and put them into another;

      o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

      o end the registration of Our Separate account under the Investment Company Act of 1940;

      o operate Our Separate account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940); and

      o operate Our Separate account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

The maximum issue age for the base contract is 85. However, We will issue the base contract with the Shortened CDSC Rider for issue ages 86 to 90. The minimum issue age for the base contract and riders is 0.

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 for non-qualified contract, or $2,000 for a qualified contract. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.


We will allocate Your initial premium payment according to Your instructions when We receive it or accept Your application (whichever is later) at Our Principal Office. See "Transaction Cut-Off Times" on page 48 for more information on calculating the next available accumulation unit value based on the type of investment division selected in Your application.


There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among the investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.

FREE LOOK

You generally have a 30-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

    1.    the accumulation value less any premium bonus credit, or
    2.    if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate account chosen by You in the contract application.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). You should consult with and rely upon a tax advisor if You are considering a contract exchange.

ALLOCATION OF PREMIUM PAYMENTS

You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. If an investment division is not available or requested in error, We will make inquiry about a replacement investment division. If We are unable to reach You or Your registered representative, We will consider the application incomplete. We may retain Your premium payment for up to 5 business days while attempting to complete the application. If the application cannot be completed within this time frame, We will inform You of the reason(s) for the delay. We will also return the premium payment immediately unless You consent to allow Us to hold the premium payment until the application is completed, in any case no longer than 19 total days. If You choose to have us hold the premium payment, it will be held in a non-interest bearing account.

Once the completed application is received, We will allocate the payment to the investment divisions specified by You. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 50 investment divisions.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 52).


OPTIONAL RIDERS

There are several optional riders available under this contract for an additional charge. With some restrictions noted in the descriptions below, You may elect a combination of these riders as long as the additional asset charge for the combination of riders does not exceed 2.00% (so the total asset charge cannot exceed 3.90% currently). In addition, if You elect the Five for Life Plus Rider, the mortality and expense risk charge could change if You elect to "step-up" Your GPB. This "step-up" may cause the total current rider charges to exceed 2.00%.

Some of the optional riders cannot be terminated once elected. Therefore, You should review and select optional riders carefully. Any amounts paid that are in excess of your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.

Five for Life Plus Rider

The following generally describes this rider elected after August XX, 2008. For contracts with this rider elected prior to this date see "Appendix I" on page 87 for more information.

If You elect the Five for Life Plus Rider, We guarantee that each contract year You may take withdrawals up to an amount equal to the GPA until Your GPB is depleted, even if Your accumulation value reduces to zero. This rider also provides for an alternate guarantee during the life of the covered person (oldest owner) specified under this Rider. This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero. The LPA is only available after the covered person has reached age 65, 59 1/2 or 55 depending on the age You select at the time You elect the rider. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA. Appreciation of your accumulation value due to positive investment performance will not cause an increase in your GPA or LPA.


You should consider the Five for Life Plus Rider if you are interested in predictable withdrawals that will guarantee the return of your principal or withdrawals for a lifetime while participating in the market.

You might not want the Five for Life Plus Rider if:

      o You plan on taking withdrawals in excess of the GPA and LPA because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this Rider.

      o You are interested in long-term accumulation rather than receiving payments; or

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero and the death benefit must not have been paid.

The Company may discontinue offering the Five for Life Plus Rider at any time.

The GPA, LPA and GPB can increase by a bonus amount for the first five years after election of the rider. For each contract year in which no withdrawal is taken during the first five years after the rider is issued, a 2% bonus credit will be added to the GPB and could adjust the GPA and LPA; however, if total withdrawals in any of the first five contract years exceed the GPA, then the bonus credit provision will be terminated and no future bonus credits will be received.


If the Five for Life Plus Rider is elected with the Extra Credit Rider, the GPB will reflect the premium bonus. See "Extra Credit Rider" on page 38 for more information. If either the total GPA or LPA is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years.


This rider can be elected at issue or on any contract anniversary.


In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate that ranges from 0.75% to 0.85%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB. This charge is assessed against Your Separate account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 14. If You choose not to take withdrawals under the Five for Life Plus Rider, We will not refund the charges collected for this benefit.


The GPA and LPA will be different calculated amounts. When You make a withdrawal, You do not need to specify whether it is a GPA or LPA withdrawal. If the withdrawal taken in a contract year does not exceed the LPA, neither the LPA nor GPA will be recalculated. If the withdrawal taken exceeds the LPA but not the GPA, the LPA could be reduced and the GPA will remain the same value. If the withdrawal taken exceeds both the GPA and LPA, both the GPA and LPA could be reduced.

Anything withdrawn up to the GPA or LPA is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA or LPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA or LPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA or LPA.

In order to maximize Your potential to make withdrawals for the lifetime of the covered person up to the LPA, you should limit your withdrawals to amounts equal to or less than the LPA each contract year.

Step-Up Provisions:

After every contract anniversary, You have the option to "step-up" the GPB. You may not "step-up" this rider after the earlier of the covered person's age 80 or the 30th contract anniversary after this rider is elected. This allows You to increase the GPB to equal the current accumulation value as of the eligible contract anniversary date. You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible contract anniversary. You may not exercise the option to "step-up" if Your current GPB is higher than Your current accumulation value. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the GPB. At the time You elect to "step-up," We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to elect to "step-up" Your GPB. Before You decide to "step-up," You should request a current prospectus which will describe the current charge for this benefit.



By current Company practice, We will automatically step-up Your GPB to the current accumulation value on each contract anniversary where step-up is available if the rider charge We are currently charging is less than or equal to Your current charge for this rider and Your accumulation value is greater than the GPB after any bonus credits.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, We guarantee that You will receive this Company practice for the life of the rider.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

      1.    the current GPA before the Step-Up of the GPB; or

      2.    7% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

      1.    the current LPA before the Step-Up of the GPB; or

      2.    5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:
Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount (specified in the Internal Revenue Code), then the GPB will decrease by the amount of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, we guarantee that You will receive this Company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA or, by current Company practice, the minimum required distribution amount, then the GPB will be automatically reset to equal the lesser of:

      1.    The contract's accumulation value after the withdrawal; or

      2.    the GPB prior to the withdrawal minus the amount of the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA or, by current Company practice, the minimum required distribution amount if greater, then the GPA will become the lesser of:

      1.    the GPA prior to the withdrawal; or

      2.    7% multiplied by the greater of:

            a. the contract accumulation value immediately after the withdrawal; or

            b.    the GPB immediately after the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA does not change as a result of the withdrawal. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA or, by current Company practice, the minimum required distribution amount if greater, then the LPA will become the lesser of:

      1.    the LPA prior to the withdrawal; or

      2.    5% multiplied by the greater of:

            a. the contract accumulation value immediately after the withdrawal; or

            b.    the GPB immediately after the withdrawal.

You cannot carry over any portion of total withdrawals that are less than the GPA or LPA that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the Five for Life Plus Rider. If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the Five for Life Plus Rider.

If you elect the Five for Life Plus Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the GPA and LPA during a contract year.

Please note that adding the Five for Life Plus Rider will not automatically cancel any existing systematic withdrawals that You have established. Since withdrawals that are more than the GPA and LPA may significantly reduce or even eliminate your ability to make LPA withdrawals under the rider, You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value. We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the GPA and LPA).

Premium Payment Provisions:
Each time an additional premium is received, the GPA will equal the greater of:

      1.    the current GPA before the premium; or

      2.    the lesser of:

            1)    7% multiplied by the GPB after the premium; or

            2) the current GPA before the premium plus the premium payment including premium bonus (if any) multiplied by 7%.

Each time an additional premium is received, the LPA will equal the greater of:

      1.    the current LPA before the premium; or

      2.    the lesser of:

            1)    5% multiplied by the GPB after the premium; or

            2) the current LPA before the premium plus the premium payment including extra credit (if any) multiplied by 5%.

Bonus Credit Provisions:
During the first five contract years after election of the Five for Life Plus Rider, at the end of each such contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 2% of the original GPB (unless there were withdrawals in any contract year that exceeded the GPA).

Upon the GPB being increased by a bonus credit, the GPA will equal the greater of:

      1.    the current GPA before the bonus credit; or

      2.    7% multiplied by the GPB immediately after the bonus credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:

      1.    the current LPA before the Bonus Credit; or

      2.    5% multiplied by the GPB immediately after the bonus credit.

(Note the bonus credit provision in this rider is not the same as the premium bonus credit under the Extra Credit Rider.) A bonus credit applied under the Five for Life Plus Rider increases Your GPB, but it is not available in cash and has no effect on Your accumulation value.

Spousal Continuance Provision:
If the surviving spouse of an owner is the covered person and the beneficiary and elects to continue the contract upon the death of an owner, the surviving spouse can continue to take the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, or the surviving spouse can take LPA withdrawals, if available, until they die.

If the surviving spouse is not the covered person, but is the owner's beneficiary, and elects to continue the contract upon the death of an owner, the spouse's beneficiary can continue to receive the GPA amount until the GPB is depleted or the spouse's beneficiary dies, whichever occurs first and the LPA will be set to zero provided that the deceased owner was the covered person. However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated. The LPA will be equal to 5% of the GPB at the later of:


      1. The contract anniversary following the day We receive notification of death of the covered person; or

      2. The contract anniversary following the day the surviving spouse has reached age 65, 59 1/2or 55 depending on the age that You select at the time You elect the rider.


The surviving spouse can take LPA withdrawals until they die.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider.

Settlement Phase:
When Your accumulation value becomes zero and this rider is still in effect, the rider will enter its settlement phase. The contract will continue but all other rights and benefits under the contract including death benefits will terminate, additional premiums will not be accepted, and the rider cost will not be deducted.

During the rider's settlement phase, each contract year until the GPB is depleted, settlement payments that total an amount no greater than the GPA will automatically be paid to You. If the settlement payments exceed the LPA, the LPA may be reset. If the covered person dies and the GPB is greater than zero at the time We are notified of the death, the LPA will be set equal to zero and any remaining settlement payments not to exceed the GPA will be paid to the beneficiary each contract year until the GPB is depleted.

If during the settlement phase the GPB equals zero and the LPA is greater than zero, You will automatically receive settlement payments each contract year equal to the LPA during the life of the covered person. Upon death of the covered person, the settlement payments will cease and this rider terminates.


See Appendix II on page 95 for examples of how the Five for Life Plus rider works.


Under this rider, We reserve the right to restrict investment divisions at any time. If an investment division is restricted, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restrictions. There are no current investment division restrictions. We guarantee that if Your contract is issued when there are no investment division restrictions, no investment division restrictions are guaranteed for the life of Your contract.

Under this rider, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require periodic rebalancing of existing investment divisions to the required percentages (collectively, "allocation requirements"). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The GPB will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum required distribution amount exceeds Your payment amount under the Five for Life Plus feature, You will be required to withdraw more than the Five for Life Plus payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB. You should consult with and rely on Your own tax advisor before purchasing the Five for Life Plus rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any portion of the GPB from the Five for Life Plus Rider.


It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than your accumulation value or (ii) whether payments made after the contract's accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, We will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Five for Life Plus Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider. See "FEDERAL TAX STATUS" on page 61 for a general description of the taxation of withdrawals and annuity payments.


This rider will terminate:

      o upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuation allows a surviving spouse, if named the owner's primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse (See Spousal Continuation Provision above).

      o     if You write to Us requesting termination of the rider; or

      o     if You surrender or annuitize Your contract.

If You are alive on the maturity date, but your accumulation value was not reduced to zero, neither You nor your estate will receive any settlement payments under the rider.

We have designed the Five for Life Plus Rider to protect You from outliving your assets. If You terminate the rider or You die before Your accumulation value is reduced to zero, neither You nor Your estate will receive any settlement payments, nor will the Five for Life Plus Rider provide any cash value build-up to provide annuity payments.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year. If the rider terminates for any reason other than death or a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB for this rider is $5,000,000. The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

The Five for Life Plus Rider may not be elected in combination with the GMIB Plus or the Estate Planning riders.

Extra Credit Rider
If You select the Extra Credit Rider, You may choose between a 3%, 4% or 5% premium bonus amount at the time You apply for the contract. We will apply a credit of 3%, 4% or 5%, depending on the amount chosen, to each premium payment that You make in the first contract year. In exchange for this credit, We will charge You an additional fee as shown in the table below.

------------------------------- -------------------------------
    Selected Premium Bonus       Current Extra credit Charge
           Percent
------------------------------- -------------------------------
              3%                            0.50%
------------------------------- -------------------------------
              4%                            0.65%
------------------------------- -------------------------------
              5%                            0.80%
------------------------------- -------------------------------

This charge is applied against Your Separate account accumulation value each year during the first seven contract years. Over time, the amount of the fees may exceed the amount of the premium bonus credited. We expect to profit from the extra charge for this rider. In general, in order to receive a benefit from this rider, the Separate account must experience a certain level of positive performance over a number of years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Extra Credit Rider becomes and vice versa.

Because the charge associated with the Extra Credit Rider will be assessed against the entire Separate account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Extra Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate account accumulation value attributable to premium payments made in years one through seven, but no premium bonus will be credited with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the premium bonus amount. Generally, in the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the premium bonus, if any, that has vested at the time the event occurs. The amount vested will increase over the seven-year period so that, in contract years 8+, You or Your beneficiary(ies) will be entitled to 100% of the premium bonus amount. However, by current company practice, upon death of an owner or annuitant in the first seven contract years, the vesting schedule will not be applied and Your beneficiary(ies) will receive the full bonus amount. This is not guaranteed. However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. The vesting schedule for the Extra Credit Rider is shown in the table below.

                             VESTING OF BONUS SCHEDULE

          Contract year                      Amount Of Extra Credit Vested
          -------------                      -----------------------------
                1                             4/12 of premium bonus amount
                2                             5/12 of premium bonus amount
                3                             6/12 of premium bonus amount
                4                             7/12 of premium bonus amount
                5                             8/12 of premium bonus amount
                6                             9/12 of premium bonus amount
                7                            10/12 of premium bonus amount
                8+                           12/12 of premium bonus amount

This vesting schedule does not apply and no bonus recapture will be taken from withdrawals made under the free surrender amount provision of Your contract.

Keep in mind, all withdrawals are taken on a first in, first out basis, which means withdrawals will be taken from the first premium received by Us and then the second premium received (if any), and so on until the total withdrawal amount is reached. Any withdrawals taken from premiums received in the first contract year will only be entitled to that portion of the premium bonus, if any, that has vested at the time the withdrawal is taken.

The Internal Revenue Code generally requires that any interest in a qualified contract be nonforfeitable, and it is unclear whether the optional Extra Credit Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a qualified contract.

The Extra Credit Rider may not be elected in combination with the Shortened CDSC Rider.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
If You elect the GMIB Plus Rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a Guaranteed Minimum Income Benefit (GMIB) if You elect to annuitize Your contract, and, on the 15th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the guaranteed minimum accumulation benefit (GMAB), if it is higher than Your accumulation value.

You should consider the GMIB Plus Rider if You are interested in guaranteeing your principal with the potential to build Your assets while participating in the market.

You might not want the GMIB Plus Rider if You are interested in receiving payments. Partial surrenders may reduce GMIB accumulated value by more than the withdrawal amount.

This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.55% of accumulation value per year. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 15th contract anniversary after this rider has been inforce (and only on this date), Your contract's accumulation value will be increased to the GMAB if Your contract's accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment. If this rider is elected along with the Extra Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract. If the GMAB is elected at a later date, the initial GMAB is equal to the current accumulation value as of the date elected.

The GMAB on the 15th contract anniversary after this rider has been inforce will equal:

    1.    Initial GMAB; plus
    2.    Subsequent premium payments after rider election, if any; minus
    3.    Adjustments for partial surrenders after rider election, if any.

If this rider was elected after 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greatest of the accumulation value at rider election or accumulation value as of the contract's last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract's last anniversary). If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. We will also reduce the GMAB benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced. Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment. If this rider is elected along with the Extra Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract. If the GMIB is elected at a later date, the initial GMIB accumulated value is equal to the current accumulation value as of date elected.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain investment divisions as noted below the GMIB accumulated value will equal the greater of:

    1.    the GMIB roll-up benefit; or
    2.    the GMIB annual step-up benefit.

GMIB roll-up benefit means the initial GMIB accumulated value at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner's or annuitant's 80th birthday. The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued. If this rider was elected after 1/31/07, the GMIB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of the accumulation value at rider election or accumulation value as of the contract's last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the GMIB roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract's last anniversary.) If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time of the partial surrender. We will also reduce the GMIB roll-up benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected. The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner's or annuitant's 80th birthday. The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate. Any subsequent premium payments will immediately increase the annual step-up benefit. Any partial surrender will immediately decrease the annual step-up benefit. If this rider was elected after 1/31/07, the GMIB adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of accumulation value on rider election or accumulation value as of the contract's last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the GMIB annual step-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn. We will also reduce the GMIB step-up benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

Certain investment divisions within the Separate account will have a 0% rate for determining the GMIB roll-up benefit. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money was allocated to other investment divisions. The investment divisions with the 0% rate are:

    o     Rydex VT U.S. Government Money Market Fund
    o     ProFund VP Money Market

We reserve the right to restrict investment divisions at any time when this rider is elected. If an investment divisions is restricted, and the GMIB Plus Rider has been elected, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment divisions that is subsequently restricted will be unaffected by such restriction. There are currently no restricted investment divisions. We guarantee that if Your contract is issued when there are no investment division restrictions, no investment division restrictions are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. However, the GMAB is a value that can be withdrawn as a full surrender. After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

      o the income payment available to You under the base contract without the GMIB, or;

      o the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract's payout factors used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back results in lower payments than without an age set-back, and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:

      o     Income for life only (single or joint life with full survivorship);
            or

      o     Income for life with 10 year certain (single life only).

Once elected, this rider cannot be terminated. This rider will only terminate:

      o upon the death of the annuitant or owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner's spouse, if named the beneficiary, to continue the contract as the new owner; or

      o     if You surrender Your contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the GMIB Plus Rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, purchase of the GMIB Plus Rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the GMIB Plus Rider.

This rider may not be elected in combination with the Five for Life Plus Rider.


See "Appendix III" on page 98 for examples of how the GMIB Plus Rider works.


GMDB Plus (Guaranteed Minimum Death Benefit) Rider
If You elect the GMDB Plus Rider on Your application, then We will guarantee that when We receive due proof of death, of the annuitant or an owner, We will pay the appropriate beneficiary a minimum death benefit amount based on the option You select at the time of application. The death benefit will be calculated at the time We receive due proof of death. Only one option can be selected. This rider can only be elected at the time of issue and, once elected, the death benefit option You select cannot be changed after issue.

The minimum death benefit options available under this rider are:

      GMDB Plus 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your Beneficiary under the base contract; or

      o     the roll-up benefit with a 3% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.20%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your Beneficiary under the base contract; or

      o     the roll-up benefit with a 6% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.45%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus Annual Step-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your Beneficiary under the base contract; or

      o     the GMDB Plus Annual Step-up Benefit.

      There is an additional mortality and expense risk charge for this option, currently 0.25%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus Annual Step-Up With 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your Beneficiary under the base contract; or

      o the GMDB Plus annual step-up benefit; or o the roll-up benefit with a 3% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.30%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus Annual Step-Up With 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o the death benefit available to Your Beneficiary under the base contract; or

      o the GMDB Plus annual step-up benefit; or o the roll-up benefit with a 6% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.55%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus roll-up benefit means the initial gross premium at the time this rider is elected compounded at the specified roll-up interest rate. The GMDB Plus roll-up benefit is limited to the lesser of an additional 100% of premiums with adjustments for partial surrenders, or until age 85. However, by current Company practice, it is limited to the lesser of 100% of gross premiums or until age 85. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider.

The roll-up benefit is increased each time a premium payment is received and is reduced each time a partial surrender is taken. If this rider was elected after 1/31/07, the roll-up benefit adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or previous contract anniversary accumulation value. (If this rider was elected between 5/1/06 and 1/31/07, the roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract's last anniversary). If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above the 6% level will reduce the GMDB Plus roll-up benefit by the same proportion that the partial surrender amount above the 6% level reduced the accumulation value at the time of the partial surrender.

The GMDB Plus annual step-up benefit initially equals the initial premium at the time this rider is elected. For the purposes of this rider, if You elected the Extra Credit Rider at the time the contract was issued, the amount of the bonus You received will not be included as part of Your initial premium amount. The GMDB Plus annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner's or annuitant's 85th birthday. The annual step-up benefit on the contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous contract anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate. Any subsequent premium payments will immediately increase the annual step-up benefit. If this rider was elected after 1/31/07, the annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or the accumulation value as of the contract's last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the annual step-up adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract's last anniversary). If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above this 6% level will reduce the GMDB Plus step-up benefit by the same proportion that the partial surrender amount above the 6% limit reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate account will have a 0% rate for determining the GMDB Plus roll-up benefit. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMDB Plus roll-up benefit will be less than it would be the money was allocated to other investment divisions. The investment divisions with a 0% rate under this rider include:

      o     Rydex VT U.S. Government Money Market Fund

      o     ProFund VP Money Market

Once elected, You cannot terminate this rider. This rider will only terminate:

      o Upon the death of the annuitant or an owner. If the owner's primary beneficiary continues the contract under spousal continuance, the contract accumulation value if less than the death benefit amount will be increased to the death benefit amount of this rider and this rider will terminate, or

      o     if You surrender the contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75.

You should note that the GMDB Plus is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, the purchase of this rider may not result in Your beneficiary receiving a larger death benefit than if You had not purchased the GMDB Plus Rider.

Shortened CDSC (Contingent Deferred Sales Charge) Rider

If You elect this rider on Your application, You have three choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect). You have the option of shortening the regular surrender charge period of seven years to four years, three years or none (no surrender charge). There is an extra charge for this rider as noted in the "FEE TABLE" on page 14. The amount of the charge depends on which shorter period You choose, as indicated below. The charge is a percentage (specified below) of the average daily accumulation value, and the charge remains in effect until the contract is terminated.


You can elect this rider only when You purchase the contract.

This rider cannot be elected in combination with the Extra Credit Rider.


          Four-Year Surrender Charge Period:

          The schedule for the four-year surrender charge period is as follows:

        --------------------------------------- ------------------------------------- -------------------------------------
        Length of Time From Premium             With Rider -                          Without Rider -
        Payment Number of Years)                Surrender Charge Percentage           Surrender Charge Percentage
                                                (as a percentage of premium           (as a percentage of premium
                                                payment withdrawn)                    payment withdrawn)
        --------------------------------------- ------------------------------------- -------------------------------------
        Less than one                           7%                                    7%
        --------------------------------------- ------------------------------------- -------------------------------------
        1 - 2                                   7%                                    7%
        --------------------------------------- ------------------------------------- -------------------------------------
        2 - 3                                   6%                                    6%
        --------------------------------------- ------------------------------------- -------------------------------------
        3 - 4                                   5%                                    5%
        --------------------------------------- ------------------------------------- -------------------------------------
        4 - 5                                   0%                                    4%
        --------------------------------------- ------------------------------------- -------------------------------------
        5 - 6                                   0%                                    3%
        --------------------------------------- ------------------------------------- -------------------------------------
        6 - 7                                   0%                                    2%
        --------------------------------------- ------------------------------------- -------------------------------------
        More than 7                             0%                                    0%
        --------------------------------------- ------------------------------------- -------------------------------------

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

          Three-Year Surrender Charge Period:

          The schedule for the three-year surrender charge period is as follows:

        --------------------------------------- ------------------------------------- -------------------------------------
        Length of Time From Premium             With Rider -                          Without Rider - Surrender
        Payment Number of Years)                Surrender Charge Percentage           Charge Percentage (as a
                                                (as a percentage of premium           percentage of premium payment
                                                payment withdrawn)                    withdrawn)
        --------------------------------------- ------------------------------------- -------------------------------------
        Less than one                           7%                                    7%
        --------------------------------------- ------------------------------------- -------------------------------------
        1 - 2                                   7%                                    7%
        --------------------------------------- ------------------------------------- -------------------------------------
        2 - 3                                   6%                                    6%
        --------------------------------------- ------------------------------------- -------------------------------------
        3 - 4                                   0%                                    5%
        --------------------------------------- ------------------------------------- -------------------------------------
        4 - 5                                   0%                                    4%
        --------------------------------------- ------------------------------------- -------------------------------------
        5 - 6                                   0%                                    3%
        --------------------------------------- ------------------------------------- -------------------------------------
        6 - 7                                   0%                                    2%
        --------------------------------------- ------------------------------------- -------------------------------------
        More than 7                             0%                                    0%
        --------------------------------------- ------------------------------------- -------------------------------------

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Zero Year Surrender Charge Period

The "zero year" surrender charge period means there is no surrender charge, even in the first contract year. Unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in the 7 years after a premium payment is made, You will get no benefit from this rider.


Estate Planning Rider
If You elect this rider on Your application, then We will provide an extra death benefit of 40% of the gain (if any) in this contract when We receive due proof of death of the annuitant or an owner prior to the maturity date. Gain is calculated by comparing Your net premiums to Your accumulation value at the time We receive due proof of death. This rider is only available for non-qualified contracts.

This rider may not be elected in combination with the Five for Life Plus Rider.

The maximum extra death benefit is limited to 50% of the net premiums. However, by current company practice, the maximum extra death benefit is limited to 50% of the gross premiums. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider. If You have no gain when the death benefit is calculated, then Your beneficiary will receive no benefit. For either the oldest owner or annuitant the maximum issue age for this rider is age 75.

We will deduct an additional daily charge against Your Separate account accumulation value (until the maturity date) at the annual rate listed in the Fee Table. We continue to deduct this charge even during periods when there is no gain in the accumulation value and, therefore, no benefits available.

Mutually Exclusive Riders

As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders. The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

---------------------------------- ------------------------------------------
Rider:                             Incompatible Riders:
---------------------------------- ------------------------------------------
Five for Life Plus Rider           GMIB Plus Rider
                                   Estate Planning Rider
---------------------------------- ------------------------------------------
Extra Credit Rider                 Shortened CDSC Rider
---------------------------------- ------------------------------------------
GMIB Plus Rider                    Five for Life Plus Rider
---------------------------------- ------------------------------------------
GMDB Plus Rider                    N/A
---------------------------------- ------------------------------------------
Shortened CDSC Rider               Extra Credit Rider
---------------------------------- ------------------------------------------
Estate Planning Rider              Five for Life Plus Rider
---------------------------------- ------------------------------------------

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions of Our Separate Account. Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, withdrawals, and any charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate account are reflected daily.

Transaction Cut-Off Times
We have established specific cut-off times that will allow Us to process Your financial transaction requests as of the end of each valuation period. The deadline depends on the type of financial transaction and the method used for submitting the transaction requests.

Financial transactions must be in good order. Financial transactions include premium payments, death benefits, full or partial surrender requests, transfers, dollar cost averaging programs, portfolio rebalancing, and systematic withdrawals.


All financial transactions, other than transfers, that are received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Premium payments, death benefits, completed full or partial surrender requests, scheduled dollar cost averaging, portfolio rebalancing, and systematic withdrawal transactions received at Our Principal Office, after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business Day" on page 7.

Transfer requests submitted by mail, phone or fax that are received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Transfer requests submitted by mail, phone or fax that are received at Our Principal Office after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business day" on page 7.

Transfer requests submitted by internet received at Our Principal Office by 2:35 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Transfer requests submitted by internet that are received at Our Principal Office after 2:35 p.m. Central time will receive the accumulation unit value calculated as of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business day" on page 7. Only authorized registered investment advisors can make internet transfers.


Transfers of Accumulation Value
You generally may transfer amounts among the investment divisions prior to maturity date.


You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the "Transfer Limitations" on page 49).


The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum.


See the definition of business day and valuation period in the "DEFINITIONS" section on page 7. See "Transaction Cut-Off Times" above.


After annuitization (the maturity date), You can make only two transfers per contract year.

We reserve the right to terminate, modify, and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners if required by Our business judgment or in accordance with applicable law. These marketing timing policies and procedures do not apply to those portfolios that are open for frequent transfers) indicated by an "*" in the lists on page 2 and on pages 21-25). Therefore these portfolios may be negatively impacted by market timing or other trading activity.

TRANSFER LIMITATIONS

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from American Century VP Income & Growth Fund to Van Kampen UIF Emerging Markets Debt Portfolio, followed by a transfer from Van Kampen UIF Emerging Markets Debt Portfolio back to American Century VP Income & Growth Fund within five business days).

We review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reject or reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative. The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods or limitations to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future. Without limiting the generality of the forgoing, We do not intend to apply these frequent trading detection methods or restrictions to those funds indicated by an "*" in the lists on page 2 and pages 21-25 because these investment divisions are open for frequent transfers. See the prospectuses for these portfolios for more information.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit values for others. We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office. The surrender value is the Separate account accumulation value less non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.


Completed surrender requests received at Our Principal Office are priced at the next available accumulation unit value. See "Transaction Cut-Off Times" on page 48


We will generally pay the surrender amount from the Separate account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

      o trading on the New York Stock Exchange is restricted as defined by the SEC;

      o the New York Stock Exchange is closed (other than customary Weekend and holiday closing);

      o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

      o for such other periods as the SEC may by order permit for the protection of owners.


See "When We Pay Proceeds From This Contract" on page 74.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions in the same proportion as Your accumulation value bears to each investment division. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source (the investment division) of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "Surrender Charges on Surrenders" on page 57.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders may be restricted under certain qualified contracts. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 61.)


Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.


Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 61.)


Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 1/2 except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

DOLLAR COST AVERAGING

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division) into one or more of the investment divisions.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. Since We transfer the same dollar amount to Investment divisions each month or quarter, more units of an Investment division are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, We cannot guarantee this. This plan of investing does not insure a profit or protect against a loss in declining markets, and You should consider Your tolerance for investing through periods of fluctuating price levels. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and send them to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The DCA election will specify:

      o     the DCA source account from which transfers will be made,

      o that any money received with the form is to be placed into the DCA source account,

      o the total monthly or quarterly amount to be transferred to the other investment divisions, and

      o how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA. Once You elect DCA, additional net premiums can be allocated into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received. DCA will not begin until the end of the free look period.

DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to modify, suspend, or end the DCA program by sending You one month's written notice. We may in the future offer additional investment divisions or withdraw any investment division from the Dollar Cost Averaging program.

We do not charge any specific fees for You to participate in a DCA program.

PORTFOLIO REBALANCING

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the transfer limitations. Portfolio Rebalancing will not occur during the Free Look period. If You elect this option, then on the date of each month or quarter that is the same as Your contract anniversary date, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant or owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions.

You can stop or modify the systematic withdrawals by sending Us a written notice. A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200. Each request for withdrawal of amounts less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 57). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders. The Extra Credit Rider vesting schedule also applies.


By current Company practice, systematic withdrawals taken to satisfy IRS required minimum distributions and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero. (See the "Five for Life Plus Rider " on page 32 and "GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider") on page 40 for additional information on withdrawals in excess of any guaranteed amounts.)


To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

FREE SURRENDER AMOUNT


You may withdraw up to 10% of Your accumulation value as of the most recent contract anniversary each contract year without incurring a surrender charge in each contract year. In the first year, the free surrender amount will be 10% of Your initial premium plus any premium bonus. Generally, if this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See "FEDERAL TAX STATUS" on page 61.) If You have elected the optional Five for Life Plus Rider and the GPA or LPA exceeds the 10% free surrender amount, the entire GPA or LPA will be penalty free.


Waiver of Surrender Charges for Nursing Home Confinement Rider
This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge. After the first contract year, We guarantee that this rider will increase the annual free surrender amount available under this contract from 10% of Your accumulation value to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary. If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract. We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

      o     Exercising the benefit for a covered annuitant;

      o     Termination of the base annuity;

      o     Maturity of the base annuity;

      o The date We receive Your written notice requesting termination of the rider; or

      o Death of the annuitant or an owner unless the contract is continued under a spousal continuance option and this rider has not been previously exercised. Spousal continuance allows a surviving owner's spouse, if named the owner's beneficiary of the base annuity contract, to continue the contract as the new owner.

DEATH BENEFIT

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required. Once You choose a Death Benefit, You cannot change it.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death

The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and an annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

If the oldest annuitant or an owner is less than age 81 at the time of issue, the death benefit paid to the beneficiary will be the greatest of:

      1. the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

      2. 100% of the total premium payments made to Your contract minus adjustments for partial surrenders. Adjustments for partial surrenders will reduce the death benefit in the same proportion that the partial surrender reduced the accumulation value at the time of the partial surrender.

If the oldest annuitant or owner is age 81 or older at the time of issue, the death benefit paid to the beneficiary will be the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other required documentation or forms.


Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus if the death benefit is paid within the first seven contract years. See "Extra Credit Rider" Any death benefit proceeds paid that are in excess of Your accumulation value are subject to Our financial strength and claims-paying ability.

PAYMENT OF DEATH BENEFITS

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our fixed account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our fixed account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they Were received. There is no surrender charge on the investment earnings (if any) withdrawn. If You have elected the optional Five for Life Plus Rider and the GPA or LPA exceeds the 10% free surrender amount, the entire GPA or LPA will be penalty free.

The length of time between each premium payment and surrender determines the amount of the surrender charge.

The charge is a percentage of the premiums withdrawn and equals:

        Length of Time from
          Premium Payment               Surrender
         (number of years)                Charge
         -----------------                ------
                 1                          7%
                 2                          7%
                 3                          6%
                 4                          5%
                 5                          4%
                 6                          3%
                 7                          2%
                 8+                         0%


No surrender charge will be assessed upon:

(a)      payment of death benefits;
(b)      exercise of the free look right;
(c)      surrender of the free surrender amount.


At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. See "Surrender Charge" on page 17.


Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. However, if Your contract is issued while this Company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate that ranges from 1.20% up to 1.45% of the accumulation values in the Separate Account. The amount of this charge is based on the accumulation value. If Your accumulation value is less than $25,000, the mortality and expense risk charge is 1.45% of the accumulation value. If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the mortality and expense risk charge is 1.30% of the accumulation value. If Your accumulation value is $100,000 or more, the mortality and expense risk charge is 1.20% of the accumulation value. There are economies of scale with higher accumulation values (expenses per policy dampen as a percentage of accumulation value). This economy of scale is passed onto You by having a different charge based on the level of accumulation value.

At the beginning of each contract month, the mortality and expense risk charge will be determined. Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value determined at the beginning of each contract month but is guaranteed never to be more than 1.45% on the base contract.

This charge compensates Us for assuming certain mortality and expense risks and for certain expenses. The investment division's accumulation unit values and annuity unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose, including paying distribution expenses. However, the maximum range of this charge (1.20% to 1.45%) is guaranteed for the life of the contract and may not be increased. We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur. We may also use proceeds from this charge to cover distribution expenses and payments to third parties who provide advisory or other services to contract owners.

ADMINISTRATION FEE

We deduct a daily administration fee equal to an annual percentage rate of each investment division's average daily net assets. The purpose of this charge is to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses. The administration fee can vary by investment division. The current administration fee for all investment divisions is 0.45%. If Your contract is issued with the 0.45% administration fee, We guarantee that this fee will not change for the life of Your contract.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that the annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee if Your accumulation value is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division. If the contract is surrendered during a contract year and the accumulation value is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL RIDER CHARGES

Five for Life Plus Rider
We deduct an extra charge on a daily basis if You select the optional Five for Life Plus Rider, as a percentage, at a current annual rate that ranges from 0.75% to 0.85% of the value in the Separate Account. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB.

For contracts issued prior to August XX, 2008 with this rider see "Appendix I" on page 87 for more information.

Extra Credit Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional Extra Credit Rider, as a percentage of the accumulation value in the Separate Account. Currently these rates are at annual rates of 0.50% for the 3% option, 0.65% for the 4% option and 0.80% for the 5% option. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional GMIB Plus Rider, as a percentage, currently at an annual rate of 0.55% of the accumulation value in the Separate Account. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus (Guaranteed Minimum Death Benefit) Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional GMDB Plus Rider, as a percentage of the accumulation value of the Separate Account. Currently these are at annual rates of 0.20% for the 3% Roll-Up Option, 0.45% of the 6% Roll-Up Option, 0.25% for the Annual Step-Up Option, 0.30% for the Annual Step-Up with 3% Roll-Up option, 0.55% for the Annual Step-Up with 6% Roll-Up Option. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Shortened CDSC (Contingent Deferred Sales Charge) Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional Shortened CDSC Rider, as a percentage of the accumulation value in the Separate Account. Currently these rates are at annual rates of 0.60% for the 4-year option, 0.65% for the 3-year option, and 0.70% for the 0-year option. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Estate Planning Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional Estate Planning Rider, as a percentage, currently at an annual rate of 0.30% of the accumulation value in the Separate Account. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

TRANSFER CHARGE

We do not charge You for making transfers of accumulation value among investment divisions.

CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. Some portfolios may also impose redemption fees, which We would deduct directly from Your accumulation value. See the funds' prospectuses for more information.

PREMIUM TAXES

Midland National will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. Midland National currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult with and rely on Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the amount value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.
If your contract contains a guaranteed withdrawal rider, such as the Five for Life Plus Rider or the GMIB Plus Rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult with and rely upon a tax advisor before purchasing one of these riders.

Qualified and Non-Qualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.

      o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

      o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

      o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

      o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

      o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

            1. elective contributions made in years beginning after December 31, 1988;

            2.    earnings on those contributions; and

            3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

            Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Optional riders available under the contract, contain death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation and its value may need to be considered in calculating minimum required distributions, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions
Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option. If Your minimum required distribution amount exceeds Your payment amount under the Five for Life Plus Rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon Your tax advisor before purchasing the Five for Life Plus Rider with a qualified contract.

Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. "Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Owner Control
In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While We believe that the contracts do not give owners investment control over Separate account assets, We reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Separate account assets supporting the contract.

Required Distributions at Death (Non-Qualified Contracts)
In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how Your interest in the contract will be distributed in the event of the death of an owner of the contract, or the annuitant if the contract has a non-natural owner. Section 72(s) generally requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest has distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied if amounts are payable to or for the benefit of a designated beneficiary and are paid over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. If the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

Surrenders - Non-Qualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a partial surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a partial surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The premium bonus will generally be considered gain. The method for computing gain where a Five for Life Plus Rider or a GMIB Plus Rider is added to Your contract is unclear. Accordingly, You should consult a tax adviser before adding either of these riders. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general this includes any amount:

      o     paid on or after the taxpayer reaches age 59 1/2;

      o     paid after an owner dies;

      o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

      o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

      o     paid under an immediate annuity; or

      o which come from premium payments made prior to August 14, 1982 (Pre-TEFRA).

Special rules may be applicable in connection with the exceptions enumerated above. You should consult with and rely on Your tax advisor with regard to exceptions from the penalty tax.

Multiple Contracts
All non-qualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions, from qualified and non-qualified contracts, are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

      o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

      o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization, annuity payments stop because the annuitant or an owner has died, the excess (if any) of the "investment in the contract" as of the annuitization date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds
Amounts may be distributed from the contract because of the death of the annuitant or an owner. Generally, such amounts should be includable in the income of the recipient:

      o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

      o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2008, the maximum estate tax rate is 45% and the estate tax exemption is $2,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios. While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Annuity Purchases by Residents of Puerto Rico
The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

MATURITY DATE

The maturity date is the last possible date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current company practice, We will allow You to annuitize the accumulation value (less any non-vested extra credit and less any premium taxes), after the 3rd contract year, if You choose a life annuity or joint and survivor income annuity payment options, and after the 5th contract year if at least a five-year certain period annuity option is elected. Benefits are not guaranteed and are subject to change. However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

      1.    take the accumulation value in one lump sum, or

      2. convert the accumulation value into an annuity payable to the annuitant (payee) as described below.

Electing An Annuity Option
You may apply the proceeds of a surrender to effect an annuity payment option. Unless You choose otherwise, on the maturity date, Your surrender value from the Separate account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve life annuity, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements takes effect. This includes:

      o     rules on the minimum amount We will pay under an option;

      o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

      o the naming of people who are entitled to receive payment and their beneficiaries; and

      o     the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment division. If You elect a fixed payment option, then the surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.50% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.50% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We deduct at an effective annual rate based on Your accumulation value at the time of annuitization (charges for optional riders discontinue after the maturity date). If Your accumulation value is less than $25,000, the effective annual rate is 1.45%. If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the effective annual rate is 1.30%. If Your accumulation value is $100,000 or more, the effective annual rate is 1.20%. We also deduct the administration fee at an effective annual rate of 0.45%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options
The following three payment options are available:

      1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years. (fixed payment option only)

      2. Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:

            a) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

            b) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

      3. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after Annuitization for Variable Payment Options
After annuitization, only two transfers per contract year may be made among the investment divisions.


Generally, for all investment divisions, transfer requests received in good order at Our Principal Office on any business day are priced at the next available accumulation unit value. See "Transaction Cut-Off Times" on page 48.


The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer.

                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our General Account
Our general account consists of all of Our investment assets that are not allocated to separate accounts. The general account supports all of Our insurance obligations that are not supported by a Separate Account including Our obligations to pay the benefits under this contract offered by the optional riders. All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in Our general account.

FUND VOTING RIGHTS

We invest the assets of Our Separate account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Board of Directors,

      o     to ratify the selection of independent auditors for the funds,

      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

      o     in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions, to the extent required by law. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the fund's adviser or the investment objectives and policies of its portfolios.

Voting Privileges of Participants In Other Companies
Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.

OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

      o     Your accumulation value, and

      o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate account commenced operations and does not indicate or represent future performance.

We may also use performance information for the investment divisions in reports and advertising to current and prospective owners that is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Standard total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise their current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses. We may also call You to verify the change of address.

Modification To Your Contract

Upon notice to You, We may modify Your contract to:

      1. permit the contract or the Separate account to comply with any applicable law or regulation issued by a government agency;

      2. assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

      3.    reflect a change in the operation of the Separate Account; or

      4.    provide additional investment options.

In the event of such modifications, We may make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the owner's and annuitant's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner's or annuitant's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required information and form(s) at Our Principal Office. The death benefit is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

      1)    We cannot determine the amount of the payment because:

            a)    the New York Stock Exchange is closed,

            b)    trading in securities has been restricted by the SEC, or

            c)    the SEC has declared that an emergency exists,

      2) The SEC by order permits Us to delay payment to protect Our owners, or

      3)    Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.5% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses, and non-cash items, We may make certain payments to third parties for distribution and/or investment advisory services. The Company may use any of its corporate assets, including any profit from the mortality and expense risk charge or other fees and charges imposed under the contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risk charge; (c) the administration fee;
(d) optional rider charges; (e) payments, if any, received from the underlying portfolios or their managers. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.

LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                                One North Wacker
                                Chicago, IL 60606


The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       Statement of Additional Information

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

                                TABLE OF CONTENTS
                                                                        Page
THE CONTRACT                                        ........................3
   Entire Contract                                  ........................3
   Changes to the Contract                          ........................3
   Incontestability                                 ........................3
   Misstatement of Age or Sex                       ........................3
   Non-participating                                ........................3
   Claims of Creditors                              ........................3
   Minimum Benefits                                 ........................3
   Ownership                                        ........................4
   Assignment                                       ........................4
   Accumulation unit Value                          ........................4
   Annuity Payments                                 ........................5
CALCULATION OF YIELDS AND TOTAL RETURNS             ........................6
   Money Market Investment division Yield
   Calculation                                      ........................6
   Other Investment division Yield Calculations
                                                    ........................6
   Standard Total Return Calculations               ........................7
   Cumulative Total Returns                         ........................8
   Adjusted Historical Performance Data             ........................8
FEDERAL TAX MATTERS                                 ........................9
   Tax Free Exchanges (Section 1035)                ........................9
   Required Distributions                           ........................9
   Non-Natural Person                               ........................10
   Diversification Requirements                     ........................10
   Owner Control                                    ........................10
   Taxation of Qualified Contracts                  ........................10
DISTRIBUTION OF THE CONTRACT                        ........................12
SAFEKEEPING OF ACCOUNT ASSETS                       ........................13
STATE REGULATION                                    ........................13
RECORDS AND REPORTS                                 ........................13
LEGAL MATTERS                                       ........................13
FINANCIAL MATTERS                                   ........................14
OTHER INFORMATION                                   ........................14
CONDENSED FINANCIALS                                ........................14
FINANCIAL STATEMENTS                                ........................222


                               CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract.
The information for all other accumulation unit values is in the Statement of Additional
Information.  You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866)
270-9565.

Table 1 - 1.65% Asset Charge
Base Contract - No Riders
---------------------------------------------------------------------------------------------------------------
Investment Portfolio                                        Accumulation     Accumulation       Number of
                                                            Unit Value at
                                                            Beginning of     Unit Value at     Accumulation
                                                               Period        End of Period   Units at End of
                                                            (12/31/2006)     (12/31/2007)         Period
---------------------------------------------------------------------------------------------------------------
2007
---------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                  10.62            10.58             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                           12.76            11.82             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                         11.02            12.41             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                          10.40            11.18             0.00
---------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                             21.45            24.74             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                        16.42            16.08             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP International Fund                          18.66            21.64             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                    12.24            11.87             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                          12.72            12.20             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                  9.51             11.31             0.00
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                9.91             9.36              0.00
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                 11.15            11.17             0.00
---------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                     10.00            9.59              0.00
---------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                   10.22            9.83            9,431.49
---------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                          9.83             9.96              0.00
---------------------------------------------------------------------------------------------------------------
DireXion Evolution  Managed Bond Fund                           10.15            10.10             0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                  10.53            11.13             0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                              11.16            11.73             0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                       10.59            10.83             0.00
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund              11.72            9.63              0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                   10.85            11.54             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                  10.52            10.69           8,665.56
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                10.23            10.80             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                 10.15            11.03             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                10.35            11.05             0.00
---------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                    10.13            10.48             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                              11.46            16.65             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                10.70            7.65              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                      9.92             12.75             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                 9.44             9.34              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                        10.22            9.94              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                 10.78            10.98             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                       10.97            11.61             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                    10.80            9.75              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                               11.30            12.55             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                     10.00            10.08             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                            10.41            11.73             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                  10.00            9.93              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                           10.99            8.74              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                          10.71            11.23             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                          10.04            11.03             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP International                                        10.00            9.76              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                             10.00            10.84             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                10.34            9.15              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                     10.64            11.19             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                      10.90            10.74             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                              10.00            9.99              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                       9.71             10.67             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                        10.06            9.99              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                         10.15            10.36          15,430.57
---------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                           10.23            11.83             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                            10.35            13.48             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                      10.93            11.00             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                      8.66             10.43             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                          11.97            9.46              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                             9.26             8.64              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                        9.08             9.56              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                         9.30             8.90              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                               10.00            9.88              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                  10.00            10.21             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                        10.21            9.76              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                     9.85             8.57              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                      9.79             10.07             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                            10.08            9.69              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                     9.77             9.99              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                      10.22            9.33              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                           10.37            11.67             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                   11.85            12.63             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                 10.97            11.88             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                            11.31            11.22             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                         9.47             9.87              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                     10.13            12.80             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                    10.00            10.00             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                10.00            9.81              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                       9.98             8.52              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                            11.81            13.45             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                   11.64            12.38             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                           8.55             7.66              0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                   10.12            12.76             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                               11.32            11.20             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                      9.91             10.13             0.00
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                              9.94             14.16             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                      10.89            10.98             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                  10.75            11.24             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                11.08            15.31             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                         9.91             11.95             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                     10.89            11.54             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                       12.39            10.08             0.00
---------------------------------------------------------------------------------------------------------------

Table 2 - 3.90% Asset Charge
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus
Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0
Year CDSC Rider
---------------------------------------------------------------------------------------------------------------
Investment Portfolio                                        Accumulation     Accumulation       Number of
                                                            Unit Value at
                                                            Beginning of     Unit Value at     Accumulation
                                                               Period        End of Period   Units at End of
                                                            (12/31/2006)     (12/31/2007)         Period
---------------------------------------------------------------------------------------------------------------
2007
---------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                  10.46            10.19             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                           12.57            11.39             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                         10.86            11.95             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                          10.25            10.77             0.00
---------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                             10.15            11.44             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                        10.88            10.42             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP International Fund                          10.62            12.04             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                    10.99            10.42             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                          10.86            10.19             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                  9.53             11.08             0.00
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                9.76             9.02              0.00
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                 10.99            10.75             0.00
---------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                     10.00            9.46              0.00
---------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                   10.07            9.47              0.00
---------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                          9.68             9.60              0.00
---------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                            10.00            9.73              0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                  10.37            10.72             0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                              11.00            11.30             0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                       10.44            10.43             0.00
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund              9.74             7.82              0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                   10.69            11.11             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                  10.36            10.30             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                10.08            10.40             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                 10.00            10.63             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                10.19            10.65             0.00
---------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                    9.98             10.09             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                              11.29            16.03             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                10.54            7.37              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                      9.77             12.28             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                 9.30             8.99              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                        10.07            9.57              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                 10.62            10.58             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                       10.80            11.18             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                    10.64            9.39              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                               11.13            12.09             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                     10.00            10.07             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                            10.25            11.29             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                  10.00            9.91              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                           10.83            8.42              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                          10.55            10.82             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                          9.89             10.63             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP International                                        10.00            9.74              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                             9.86             10.44             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                10.19            8.81              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                     10.48            10.78             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                      10.74            10.34             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                              10.00            9.97              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                       9.56             10.27             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                        9.92             9.63              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                         10.00            9.98              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                           10.08            11.40             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                            10.19            12.98             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                      10.76            10.59             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                      8.53             10.04             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                          11.79            9.11              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                             9.13             8.32              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                        8.94             9.21              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                         9.16             8.57              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                               10.00            9.86              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                  10.00            10.20             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                        10.06            9.40              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                     9.71             8.25              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                      9.65             9.70              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                            9.93             9.34              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                     9.62             9.63              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                      10.07            8.98              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                           10.22            11.24             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                   11.67            12.17             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                 10.80            11.44             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                            11.14            10.80             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                         9.33             9.51              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                     9.98             12.33             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                    10.00            9.98              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                10.00            9.79              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                       9.83             8.21              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                            11.64            12.96             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                   11.47            11.92             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                           8.43             7.37              0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                   9.97             12.29             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                               11.15            10.79             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                      10.01            10.00             0.00
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                              9.80             13.64             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                      10.73            10.58             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                  10.59            10.83             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                10.92            14.74             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                         9.76             11.51             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                     10.73            11.11             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                       12.21            9.71              0.00
---------------------------------------------------------------------------------------------------------------

Table 1 - 1.65% Asset Charge
Base Contract - No Riders
---------------------------------------------------------------------------------------------------------------
Investment Portfolio                                        Accumulation     Accumulation       Number of
                                                            Unit Value at
                                                            Beginning of     Unit Value at     Accumulation
                                                               Period        End of Period   Units at End of
                                                            (05/01/2005)     (12/31/2006)         Period
---------------------------------------------------------------------------------------------------------------
2006
---------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                  10.00            10.62             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                           10.00            12.76             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                         10.00            11.02             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                          10.00            10.40             0.00
---------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                             18.17            21.45             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                        14.29            16.42             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP International Fund                          15.21            18.66             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                    10.39            12.24             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                          10.75            12.72             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                  10.01            9.51              0.00
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                10.00            9.91              0.00
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                 10.00            11.15             0.00
---------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                   10.00            10.22             0.00
---------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                            10.00            10.15             0.00
---------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                          10.00            9.83              0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                              10.00            11.16             0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                       10.00            10.59             0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.              10.00            10.53             0.00
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund              10.61            11.72             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                   10.00            10.85             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                  10.00            10.52             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                10.00            10.23             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                 10.00            10.15             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                10.00            10.35             0.00
---------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                    10.00            10.13             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                              10.00            11.46             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                10.00            10.70             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                      10.00            9.92              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                 10.00            9.44              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                        10.00            10.22             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                 10.00            10.78             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                       10.00            10.97             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                    10.00            10.80             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                               10.00            11.30             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                            10.00            10.41             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                           10.00            10.99             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                          10.00            10.71             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                          10.00            10.04             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                             10.00            10.00             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                10.00            10.34             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                     10.00            10.64             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                      10.00            10.90             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                       10.00            9.71              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                        10.00            10.06             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                         10.00            10.15             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                            10.00            10.35             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                  10.00            10.23             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                      10.00            10.93             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                      10.00            8.66              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                          10.00            11.97             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                             10.00            9.26              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                        10.00            9.08              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                         10.00            9.30              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                        10.00            10.21             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                            10.00            9.85              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                      10.00            9.79              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                            10.00            10.08             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                     10.00            9.77              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                      10.00            10.22             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                           10.00            10.37             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                   10.00            11.85             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                 10.00            10.97             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                            10.00            11.31             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                         10.00            9.47              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                             10.00            10.13             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                       10.00            9.98              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                            10.00            11.81             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                       10.00            11.64             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                       10.00            10.12             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                   10.00            11.32             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                               10.00            8.55              0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                      9.71             9.91              0.00
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                              10.00            9.94              0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                      10.00            10.89             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                  10.00            10.75             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                10.00            11.08             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                         10.00            9.91              0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                     10.00            10.89             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                       10.00            12.39             0.00
---------------------------------------------------------------------------------------------------------------

Table 2 - 3.90% Asset Charge
Base Contract with 5% Extra Credit Rider;
Estate Planning Rider and GMDB Rider with 6% Roll-Up;
And GMIB Plus Rider
---------------------------------------------------------------------------------------------------------------
Investment Portfolio                                        Accumulation     Accumulation       Number of
                                                            Unit Value at
                                                            Beginning of     Unit Value at     Accumulation
                                                               Period        End of Period   Units at End of
                                                            (05/01/2005)     (12/31/2006)         Period
---------------------------------------------------------------------------------------------------------------
2006
---------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                  10.00            10.46             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                           10.00            12.57             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                         10.00            10.86             0.00
---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                          10.00            10.25             0.00
---------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                             10.00            10.15             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                        10.00            10.88             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP International Fund                          10.00            10.62             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                    10.00            10.99             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                          10.00            10.86             0.00
---------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                  10.00            9.53              0.00
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                10.00            9.76              0.00
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                 10.00            10.99             0.00
---------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                   10.00            10.07             0.00
---------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                            10.00            10.00             0.00
---------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                          10.00            9.68              0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                              10.00            11.00             0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                       10.00            10.44             0.00
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.              10.00            10.37             0.00
---------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund              10.00            9.74              0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                   10.00            10.69             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                  10.00            10.36             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                10.00            10.08             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                 10.00            10.00             0.00
---------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                10.00            10.19             0.00
---------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                    10.00            9.98              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                              10.00            11.29             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                10.00            10.54             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                      10.00            9.77              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                 10.00            9.30              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                        10.00            10.07             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                 10.00            10.62             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                       10.00            10.80             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                    10.00            10.64             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                               10.00            11.13             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                            10.00            10.25             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                           10.00            10.83             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                          10.00            10.55             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                          10.00            9.89              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                             10.00            9.86              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                10.00            10.19             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                     10.00            10.48             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                      10.00            10.74             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                       10.00            9.56              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                        10.00            9.92              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                         10.00            10.00             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                            10.00            10.19             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                  10.00            10.08             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                      10.00            10.76             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                      10.00            8.53              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                          10.00            11.79             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                             10.00            9.13              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                        10.00            8.94              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                         10.00            9.16              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                        10.00            10.06             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                            10.00            9.71              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                      10.00            9.65              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                            10.00            9.93              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                     10.00            9.62              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                      10.00            10.07             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                           10.00            10.22             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                   10.00            11.67             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                 10.00            10.80             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                            10.00            11.14             0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                         10.00            9.33              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                             10.00            9.98              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                       10.00            9.83              0.00
---------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                            10.00            11.64             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                       10.00            11.47             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                       10.00            9.97              0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                   10.00            11.15             0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                               10.00            8.43              0.00
---------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                      10.00            10.01             0.00
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                              10.00            9.80              0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                      10.00            10.73             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                  10.00            10.59             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                10.00            10.92             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                         10.00            9.76              0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                     10.00            10.73             0.00
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                       10.00            12.21             0.00
---------------------------------------------------------------------------------------------------------------


                                   APPENDIX I

                            Five for Life Plus Rider

The following generally describes the Five for Life Plus Riders that were issued prior to August XX, 2008.

Periodic Charges Other Than Portfolio Expenses

Optional Rider Charge
     Five for Life Plus Rider1,2 0.75% 0.75%
     1The guaranteed maximum charge for the Five for Life Plus Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. At the time You elect to "step-up," We may be charging more or less for this rider.
     2For Five for Life Plus riders issued between 5/1/06 and 1/31/07, the fee is 0.65%. For Five for Life Plus riders issued between 2/1/07 and 8/XX/08, the fee is 0.75%.


Five for Life Plus Rider

If You elect the Five for Life Plus, We guarantee that each contract year You may take withdrawals up to an amount equal to the GPA until Your GPB is depleted, even if Your accumulation value reduces to zero. This Rider also provides for an alternate guarantee during the life of the covered person (oldest owner) specified under this Rider. This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero. The LPA is only available after the covered person has reached age 65. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA.

The GPA, LPA and GPB can increase by a bonus amount for the first five years after election of the rider. For each contract year in which no withdrawal is taken during the first five years after the rider is issued, a 2% bonus credit will be added to the GPB and could adjust the GPA and LPA. If total withdrawals in any of the first five contract years exceed the GPA, the bonus credit provision will be terminated and no future bonus credits will be received. Under this rider, by current Company practice, We will allow registered investment advisor fees up to 2.90% to be withdrawn each contract year and still credit the 2% bonus credit at the end of each contract year as though no withdrawal has been taken. This is not guaranteed. However, if Your contract is issued while this company practice is in effect, We guarantee that you will receive this company practice for the life of Your contract.

If the Five for Life Plus Rider is elected with the Extra Credit Rider, the GPB will reflect the premium bonus. See "Extra Credit Rider" on page 38 for more information. If either the total GPA or LPA is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years. Appreciation of your accumulation value due to positive investment performance will not cause an increase in your GPA or LPA.

You should consider the Five for Life Plus Rider if you are interested in predictable withdrawals that will guarantee the return of your principal or withdrawals for a lifetime while participating in the market.



You might not want the Five for Life Plus Rider if:

      o You plan on taking withdrawals in excess of the GPA and LPA because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this Rider.

      o You are interested in long-term accumulation rather than receiving payments; or

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero and the death benefit must not have been paid.

The Company may discontinue offering the Five for Life Plus Rider at any time.

In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate that is 0.75%. If the rider was elected between 5/1/06 and 1/31/07 the extra daily mortality and risk expense charge is deducted at an annual rate that is 0.65%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB. This charge is assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 14. If You choose not to take withdrawals under the Five for Life Plus Rider, We will not refund the charges collected for this benefit.

The GPA and LPA will be different calculated amounts. When you make a withdrawal you do not have to specify whether it is a GPA or LPA withdrawal. If the withdrawal taken in a contract year does not exceed the LPA, neither the LPA nor GPA will be recalculated. If the withdrawal taken exceeds the LPA but not the GPA, the LPA could be reduced and the GPA will remain the same value. If the withdrawal taken exceeds both the GPA and LPA, both the GPA and LPA could be reduced.

Anything withdrawn up to the GPA or LPA is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA or LPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA or LPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA or LPA.

In order to maximize Your potential to make withdrawals for the lifetime of the covered person up to the LPA, you should limit your withdrawals to amounts equal to or less than the LPA each contract year.

Step-Up Provisions:
If this rider was elected after 1/31/07 then after every contract anniversary thereafter, You have the option to "step-up" the GPB.* You may not "step-up" this rider after the earlier of the covered persons age 80 or the 30th contract anniversary after this rider is elected. This allows You to increase the GPB to equal the current accumulation value as of the eligible contract anniversary date. You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible contract anniversary. You may not exercise the option to "step-up" if Your current GPB is higher than Your current accumulation value. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the GPB. At the time You elect to "step-up," We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to "step-up" Your GPB. Before You decide to "step-up," You should request a current prospectus which will describe the current charge for this benefit.

* If this rider was elected between 5/1/06 to 1/31/07 and after this rider has been inforce for five consecutive years and after every fifth contract anniversary thereafter, You have the option to "step-up" the GPB.

By current Company practice, We will automatically step-up Your GPB to the current accumulation value on each contract anniversary where step-up is available if the rider charge We are currently charging is less than or equal to Your current charge for this rider and Your accumulation value is greater than the GPB after any bonus credits.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, We guarantee that You will receive this Company practice for the life of the rider.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

      1.    the current GPA before the Step-Up of the GPB; or

      2.    7% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

      1.    the current LPA before the Step-Up of the GPB; or

      2.    5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:
Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount (specified in the Internal Revenue Code), then the GPB will decrease by the amount of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, we guarantee that You will receive this Company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA or, by current Company practice, the minimum required distribution amount, then the GPB will be automatically reset to equal the lesser of:

      1.    The contract's accumulation value after the withdrawal; or

      2.    the GPB prior to the withdrawal minus the amount of the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA or, by current Company practice, the minimum required distribution amount if greater, then the GPA will become the lesser of:

      1.    the GPA prior to the withdrawal; or

      2.    7% multiplied by the greater of:

            a. the contract accumulation value immediately after the withdrawal; or

            b.    the GPB immediately after the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA does not change as a result of the withdrawal. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA or, by current Company practice, the minimum required distribution amount if greater, then the LPA will become the lesser of:

      1.    the LPA prior to the withdrawal; or

      2.    5% multiplied by the greater of:

            a. the contract accumulation value immediately after the withdrawal; or

            b.    the GPB immediately after the withdrawal.

You cannot carry over any portion of total withdrawals that are less than the GPA or LPA that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the Five for Life Plus Rider. If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the Five for Life Plus Rider.

If you elect the Five for Life Plus Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the GPA and LPA during a contract year.

Please note that adding the Five for Life Plus Rider will not automatically cancel any existing systematic withdrawals that You have established. Since withdrawals that are more than the GPA and LPA may significantly reduce or even eliminate your ability to make LPA withdrawals under the rider, You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value. We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the GPA and LPA).

Premium Payment Provisions:
Each time an additional premium is received, the GPA will equal the greater of:

      1.    the current GPA before the premium; or

      2.    the lesser of:

            1)    7% multiplied by the GPB after the premium; or

            2) the current GPA before the premium plus the premium payment including premium bonus (if any) multiplied by 7%.

Each time an additional premium is received, the LPA will equal the greater of:

      1.    the current LPA before the premium; or

      2.    the lesser of:

            1)    5% multiplied by the GPB after the premium; or

            2) the current LPA before the premium plus the premium payment including premium bonus (if any) multiplied by 5%.

Bonus Credit Provisions:
During the first five contract years after election of the Five for Life Plus Rider, at the end of each such contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 2% of the original GPB (unless there were withdrawals in any contract year that exceeded the GPA).

Upon the GPB being increased by a Bonus Credit, the GPA will equal the greater of:

      1.    the current GPA before the Bonus Credit; or

      2.    7% multiplied by the GPB immediately after the Bonus Credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:

      1.    the current LPA before the Bonus Credit; or

      2.    5% multiplied by the GPB immediately after the Bonus Credit.

(Note, the bonus credit provision in this rider is not the same as the premium bonus credit under the Extra Credit Rider.) A bonus credit applied under the Five for Life Plus Rider increases Your GPB, but it is not available in cash and has no effect on Your accumulation value.

Spousal Continuance Provision:
If the surviving spouse of an owner is the covered person and the beneficiary and elects to continue the contract upon the death of an owner, the surviving spouse can continue to take the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, or the surviving spouse can take LPA withdrawals, if available, until the spouse dies.

If the surviving spouse is not the covered person, but is the owner's beneficiary, and elects to continue the contract upon the death of an owner, the spouse's beneficiary can continue to receive the GPA amount until the GPB is depleted or the spouse's beneficiary dies, whichever occurs first and the LPA will be set to zero provided that the deceased owner was the covered person. However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated. The LPA will be equal to 5% of the GPB at the later of:

      1. The contract anniversary following the day We receive notification of death of the covered person; or

      2. The contract anniversary following the day the surviving spouse has reached age 65.

The surviving spouse can take LPA withdrawals until they die.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider.

Settlement phase:
When Your accumulation value becomes zero and this rider is still in effect, the rider will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate, additional premiums will not be accepted, and the rider cost will not be deducted.

During the rider's settlement phase, each contract year until the GPB is depleted, settlement payments that total an amount no greater than the GPA will automatically be paid to You. If the settlement payments exceed the LPA, the LPA may be reset. If the covered person dies and the GPB is greater than zero at the time We are notified of the death, the LPA will be set equal to zero and any remaining settlement payments not to exceed the GPA will be paid to the beneficiary each contract year until the GPB is depleted.

If during the settlement phase the GPB equals zero and the LPA is greater than zero, You will automatically receive settlement payments each contract year equal to the LPA during the life of the covered person. Upon death of the covered person, the settlement payments will cease and this rider terminates.

See "Appendix II" on page 95 for examples of how the Five for Life Plus works.

Under this rider, We reserve the right to restrict Investment Divisions at any time. If an Investment Division is restricted, no transfers into the restricted Investment Divisions will be allowed and no premiums may be allocated to the restricted Investment Divisions after the date of the restriction. Any amounts previously allocated to an Investment Division that is subsequently restricted will be unaffected by such restrictions. There are no current Investment Division restrictions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions are guaranteed for the life of Your contract.

Under this rider, We also reserve the right to limit the actual percentages allocated to certain Investment Divisions, to require that certain Investment Divisions be chosen in conjunction with other Investment Divisions, to limit transfers between existing Investment Divisions and/or to require periodic rebalancing of existing Investment Divisions to the required percentages (collectively, "allocation requirements"). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The GPB will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum distribution amount exceeds Your payment amount under the Five for Life Plus feature, You will be required to withdraw more than the Five for Life Plus payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB. You should consult with and rely on Your own tax advisor before purchasing the Five for Life Plus rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any portion of the GPB from the Five for Life Plus.

It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than your accumulation value or (ii) whether payments made after the contract's accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Five for Life Plus Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider. See "FEDERAL TAX STATUS" on page 61 for a general description of the taxation of withdrawals and annuity payments.

This rider will terminate:

      o upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuation allows the surviving spouse, if named the owner's primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse (See Spousal Continuation Provision above).

      o     if You write to Us requesting termination of the rider; or

      o     if You surrender or annuitize Your contract.

If You are alive on the maturity date, but your accumulation value was not reduced to zero, neither you nor your estate will receive any settlement payments under the rider.

We have designed the Five for Life Plus Rider to protect You from outliving your assets. If You terminate the rider or You die before Your accumulation value is reduced to zero, neither You nor Your estate will receive any settlement payments, nor will the Five for Life Plus Rider provide any cash value build-up to provide annuity payments.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year. If the rider terminates for any reason other than death or full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB for this rider is $5,000,000. The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

The Five for Life Plus rider may not be elected in combination with the GMIB Plus or the Estate Planning riders.

Free Surrender Amount

The free surrender amount can be taken in multiple withdrawals each contract year until the full 10% (or 12.90% if a portion of the amount is being used to pay registered investment advisor fees) has been withdrawn. If You have elected the optional Five for Life Plus Rider and the GPA or LPA exceeds the 10% free surrender amount, the entire GPA or LPA will be penalty free.

If this option is not exercised or if less than the available free surrender amount is withdrawn, any unused amount will not be carried over to a subsequent contract year. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See "FEDERAL TAX STATUS" on page 61.)

Surrender Charges on Surrenders

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they were received. There is no surrender charge on the investment earnings (if any) withdrawn. If You have elected the optional Five for Life Plus Rider and the GPA exceeds the 10% free surrender amount, the entire GPA will be penalty free.

Optional Rider Charges

Five for Life Plus Rider

We deduct an extra charge on a daily basis if You select the optional Five for Life Plus Rider, as a percentage, at a current annual rate of 0.75% (for riders elected after 1/31/07 and before 8/XX/08) of the value in the Separate Account. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB.

                                   APPENDIX II

                       Five for Life Plus Rider - Examples

Basic Calculations


Example 1: Assume You select the Five for Life Plus Rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.

      o Your Guaranteed Payment Benefit (GPB) is $100,000, which is Your initial premium.

      o     Your GPA is $7,000, which is 7% of Your initial GPB.

      o     Your LPA is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then:

      o Your GPB would be $150,000, which is Your prior GPB ($100,000) plus Your additional premium payment ($50,000).

      o Your GPA is $10,500, which is Your prior GPA ($7,000) plus 7% of Your additional premium payment ($3,500).

      o Your LPA is $7,500, which is Your prior LPA ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1. If You withdraw the maximum LPA ($5,000) before the end of the first contract year, then

      o Your GPB becomes $95,000, which is Your prior GPB ($100,000) minus the LPA withdrawal ($5,000).

      o Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).

      o Your LPA for the next year remains $5,000, because You did not take more than the maximum LPA ($5,000).


Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA benefit until age 65 as you elected the age 65 option at rider issue. On Your first contract anniversary You would be 65, so Your LPA would calculate.

      o     Your GPB is $100,000, which was Your initial premium.

      o     Your GPA is $7,000, which is 7% of Your initial GPB.

      o Your LPA would be $5,000, which is 5% of Your GPB ($100,000) on Your contract anniversary. -


Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then

      o Your GBP is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

      o Your GPA is $7,000, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

      o Your LPA is $5,000, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.


Example 6: Assume the same facts as Example 1. If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then

      o Your GBP is $40,000, which is the lesser of Your new accumulation value ($90,000) and Your GPB prior to the withdrawal minus the withdrawal ($40,000).

      o Your GPA is $6,300, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

      o Your LPA is $4,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $90,000 at the time of withdrawal, then

      o Your GBP is $50,000, which is the lesser of Your new accumulation value ($50,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

      o Your GPA is $4,200, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

      o Your LPA is $2,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to "Step-Up" Your benefit after the 1st contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the first year the rider has been in force, and Your accumulation value at the time of step up is $120,000, then

      o Your GPB is $120,000, which is Your accumulation value on the Step-Up Date.

      o Your new GPA is $8,400, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($120,000).

      o Your new LPA is $6,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($120,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB would be $75,000. If You elect to "Step-Up" Your benefit after the 5th contract anniversary and Your accumulation value at the time of step up is $90,000, then

      o     Your GPB is $90,000, which is Your accumulation value on the Step-Up
            Date.

      o Your new GPA is $7,000, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($90,000).

      o Your new LPA is $5,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).



Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a Bonus Credit, then

      o Your GPB is $102,000, which is Your GPB prior to the Bonus Credit ($100,000) plus 2% of Your initial GPB ($100,000).

      o Your GPA is $7,140, which is the greater of Your GPA prior to the Bonus Credit ($7,000) and 7% of Your current GPB ($102,000).

      o Your LPA is $5,100, which is the greater of Your LPA prior to the Bonus Credit ($5,000) and 5% of Your current GPB ($102,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a Bonus Credit in year 1. If You have not taken any withdrawals in year 2, You would get a Bonus Credit, then

      o Your GPB is $97,000, which is Your GPB prior to the Bonus Credit ($95,000) plus 2% of Your initial GPB ($100,000).

      o Your GPA is $7,000, which is the greater of Your GPA prior to the Bonus Credit ($7,000) and 7% of Your current GPB ($97,000).

      o Your LPA is $5,000, which is the greater of Your LPA prior to the Bonus Credit ($5,000) and 5% of Your current GPB ($97,000).

Example 12: Assume the same facts as in Example 11. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1. Since You did not take a withdrawal in year 2, You would receive a bonus credit in year 2. Now assume You took a withdrawal in year 3 for $50,000. You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA of $7,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 and 5.

Additional Examples


Example 13: Assume the same facts as in Example 1, except the issue age is 60. Since the issue age is 60, the LPA would not calculate for 5 years (until age 65 as that was the age you elected at rider issue). Assume You take withdrawals of $5,000 each of the first 5 years, then

      o Your GPB is $75,000, which is Your initial GPB ($100,000) minus $5,000 for 5 years.

      o Your GPA is $7,000, which is Your initial GPA ($7,000), since You have not taken more than Your GPA in any contract year.

      o Your initial LPA is $3,750, which is 5% times Your GPB ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 13. If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA would recalculate, and

      o Your GPB is $71,000, which is Your prior GPB ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.

      o Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).

      o     Your LPA is $3,550, which is 5% times Your GPB ($71,000).


                                  APPENDIX III

                                 GMIB Plus Rider

Example 1: Assumes a 55 year old male elects the GMIB Plus Rider at issue. At age 65, the contract holder wishes to annuitize for a life payout option.

Age                                                                                    Contract Values

55    Initial Premium                                                                  $100,000.00

65    Base Contract Account Value                                                      $100,000.00
      Base Contract Income Factor                                                      4.85
      Base Contract Monthly Income Payment                                             $485.00

      GMIB Roll-Up Benefit                                                             $162,889
      GMIB Annual step-up Benefit                                                      $125,000
      GMIB Accumulation value (greater of roll-up and annual step-up benefit)          $162,889
      GMIB Income Factor                                                               3.82
      GMIB Monthly Income Payment                                                      $622.24

      Monthly Income Payment (greatest income payment)                                 $622.24


 Example 2:  Assumes the same facts as Example 1.

Age                                                                                    Contract Values

55    Initial Premium                                                                  $100,000.00

65    Base Contract Account Value                                                      $140,000.00
      Base Contract Income Factor                                                      4.85
      Base Contract Monthly Income Payment                                             $679.00

      GMIB Roll-Up Benefit                                                             $162,889
      GMIB Annual step-up Benefit                                                      $190,000
      GMIB Accumulation value (greater of roll-up and annual step-up benefit)          $190,000
      GMIB Income Factor                                                               3.82
      GMIB Monthly Income Payment                                                      $725.80

      Monthly Income Payment (greatest income payment)                                 $725.80


Example 3:  Assumes the same facts as Example 1.

Age                                                                                    Contract Values

55      Initial Premium                                                                $100,000.00

65      Base Contract Account Value                                                    $150,000.00
        Base Contract Income Factor                                                    4.85
        Base Contract Monthly Income Payment                                           $727.50

        GMIB Roll-Up Benefit                                                           $162,889
        GMIB Annual step-up Benefit                                                    $160,000
        GMIB Accumulation value (greater of roll-up and annual step-up benefit)        $162,889
        GMIB Income Factor                                                             3.82
        GMIB Monthly Income Payment                                                    $622.24

        Monthly Income Payment (greatest income payment)                               $727.50


Example 4:  Assumes a 55 year old male elects the GMIB Plus Rider at issue.  At age 65, the contract holder chooses not to annuitize and keeps the contract inforce.
Age                                                                                    Contract Values

55    Initial Premium                                                                  $100,000.00

65    Base Contract Account Value before GMAB benefit                                  $90,000.00

      GMAB Benefit                                                                     $100,000.00

      Base Contract Account Value after GMAB benefit                                   $100,000.00


Example 5:  Assumes the same facts as Example 4.

Age                                                                                    Contract Values

55    Initial Premium                                                                  $100,000.00

65    Base Contract Account Value before GMAB benefit                                  $150,000.00

      GMAB Benefit                                                                     $100,000.00

      Base Contract Account Value after GMAB benefit                                   $150,000.00

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102.


SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                       VECTOR II VARIABLE ANNUITY CONTRACT
               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Through Midland National Life Separate Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565(toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vector II Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2008, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT and the prospectuses for all of the portfolios currently available in the contract.








                                Dated May 1, 2008

                                TABLE OF CONTENTS

THE CONTRACT.................................................................3
  Entire Contract............................................................3
  Changes to the Contract....................................................3
  Incontestability...........................................................3
  Misstatement of Age or Sex.................................................3
  Non-participating..........................................................3
  Claims of Creditors........................................................3
  Minimum Benefits...........................................................3
  Ownership..................................................................4
  Assignment.................................................................4
  Accumulation Unit Value....................................................4
  Annuity Payments...........................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS......................................6
  Money Market Investment Division Yield Calculation.........................6
  Other Investment Division Yield Calculations...............................6
  Standard Total Return Calculations.........................................7
  Cumulative Total Returns...................................................8
  Adjusted Historical Performance Data.......................................8
FEDERAL TAX MATTERS..........................................................9
  Tax-Free Exchanges (Section 1035)..........................................9
  Required Distributions.....................................................9
  Non-Natural Person owners.................................................10
  Diversification Requirements..............................................10
  Owner Control.............................................................10
  Taxation of Qualified Contracts...........................................10
DISTRIBUTION OF THE CONTRACT................................................12
SAFEKEEPING OF ACCOUNT ASSETS...............................................13
STATE REGULATION............................................................13
RECORDS AND REPORTS.........................................................13
LEGAL MATTERS...............................................................13
FINANCIAL MATTERS...........................................................14
OTHER INFORMATION...........................................................14
CONDENSED FINANCIALS........................................................14
FINANCIAL STATEMENTS.......................................................222

                                  THE CONTRACT

ENTIRE CONTRACT
The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

NON-PARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS
The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

OWNERSHIP
The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

      1)     Any assignee of record with Us;
      2)     Any irrevocable beneficiary; and
      3)     Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT
An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE
We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

      o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

      o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

      o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily current charge for the basic contract, without the optional riders, is currently 0.005205%, which is an effective annual rate of 1.90% for contracts with an accumulation value between $0 -$24,999; 0.004658% which is an annual rate of 1.75% for contracts with an accumulation value between $25,000 - $99,999 and 0.004521% which is an annual rate of 1.65% for contracts with an accumulation value of $100,000 and over. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with the maximum rider charges, is currently 0.010685% which is an effective annual rate of 3.90% for contracts with an accumulation value between $0 - $24,999; 0.010137% which is an annual rate of 3.75% for contracts with an accumulation value between $25,000 - $99,999 and 0.010000 which is an annual rate of 3.65% for contracts with an accumulation value of $100,000 and over.

      o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS
The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

          (1) =  the Annuity Unit Value for the preceding business day:
          (2) = the net investment factor (as described above) for that division on that business day.
          (3) = the investment result adjustment factor (0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Rydex VT U.S. Government Money Market Fund investment division and the ProFund VP Money Market investment division (collectively, called "the money market investment division" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment division or on their respective portfolio securities. This current annualized yield is computed for the money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment division of the Separate Account will be lower than the yield for the respective money market investment division or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment division or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment division or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:



          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----
                         cd

             Where:     a =  net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.
                        b =  expenses accrued for the period (net of reimbursements).
                        c =  the average daily number of units outstanding during the period.
                        d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P (1 + T)n = ERV
             Where:        P =     a hypothetical initial payment of $1,000
                           T =     average annual total return
                           n =     number of years
                         ERV =     ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $23,800 so it is calculated as 0.13% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.


Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force (b) whether the optional Extra Credit Rider is selected; (c) whether other optional riders are selected. Accordingly, Midland may disclose the following types of average annual total return:

      1. The contract is surrendered and has the highest possible combination of riders;

      2.    The contract is surrendered, but no optional riders are selected;

      3. The contract is surrendered, the Extra Credit Rider is selected but no other optional riders are selected;

      4. The contract is not surrendered, the Extra Credit Rider is not selected, but other optional riders are selected up to the maximum rider mortality and expense risk charge of 2.0%; and

      5. The contract is not surrendered, and neither the Extra Credit Rider nor any other optional riders are selected.


Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

CUMULATIVE TOTAL RETURNS

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

             CTR = [ERV/P] - 1
             Where:       CTR =   the cumulative total return net of investment
                                  division recurring charges for the period.
                          ERV =   ending redeemable value of an assumed $1,000
                                  payment at the beginning of the one, five, or
                                  ten-year period at the end of the one, five,
                                  or ten-year period (or fractional portion
                                  thereof).
                          P   =   an assumed initial payment of $1,000

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $23,800 so it is calculated as $30/$23,800, or 0.13% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

                               FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax advisor should be consulted with and relied upon before You effect an exchange or a rollover.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Non-Qualified contract to provide that
(a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.


DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Our distribution agreement with Sammons Securities Company allows for 100% pass-thruogh of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C.

------------------------- ------------------------------------------------ -------------------------------------------------
      Fiscal Year              Amount of Commissions Paid to Sammons         Aggregate Amount of Underwriting Fee Paid to
                                        Securities Company*                          Sammons Securities Company**
------------------------- ------------------------------------------------ -------------------------------------------------
2005                      $0                                               $0
------------------------- ------------------------------------------------ -------------------------------------------------
2006                      $75,512                                          $388,182
------------------------- ------------------------------------------------ -------------------------------------------------
2007                      $532,839                                         $437,630
------------------------- ------------------------------------------------ -------------------------------------------------
*Represents commissions paid on Vector II variable annuity contracts.
** Represents an underwriting fee paid to Sammons Securities Company for all of
Midland National's variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,

      o     deferred compensation and insurance benefits,

      o     advertising expenses, and

      o     all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

      o     sales promotions relating to the contracts;

      o costs associated with sales conferences and educational seminars for their sales representatives; and

      o     other sales expenses incurred by them.

We also paid flat dollar amounts to certain firms. Our sales and marketing personnel were permitted to attend selling firm's annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm's registered representatives. During 2007, We made such payments of between $5,000 and $12,000 to eight selling firms; lesser amounts were paid to other selling firms.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of fund shares held by each of the investment divisions.

                                STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.



                                FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

                                One North Wacker
                                Chicago, IL 60606


                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                                                     CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.

------------------------------------------------------------------------------------------------------------------------------------
Table 1 - 1.75% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract - No Riders
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.61               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.75               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    11.02               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.39               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        14.09               16.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.15               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     14.10               16.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.21               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.69               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.49               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.90                9.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.15               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.22                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.82                9.95               4,516.47
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.15               10.08               1,916.01
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.52               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.16               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.59               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.70                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.84               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.51               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.22               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.14               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.34               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.12               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.45               16.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.69                7.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.91               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.43                9.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.21                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.77               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.96               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.79                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.29               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.40               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.98                8.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.71               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.03               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.33                9.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.63               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.89               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.70               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.06                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.14               10.34               74,685.50
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.22               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.34               13.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.92               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.65               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.96                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.26                8.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.07                9.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.29                8.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.21                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.84                8.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.79               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.07                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.76                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.21                9.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.36               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.84               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.96               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.30               11.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.46                9.85               1,371.82
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.12               12.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.97                8.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.80               13.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.63               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.55                7.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.11               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.31               11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.22               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.94               14.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.89               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.74               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.07               15.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.90               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.88               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.38               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.85% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with GMDB with 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.60               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.74               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    11.01               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.39               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        12.58               14.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.63               11.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     13.14               15.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.03               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.04               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.72               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.90                9.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.14               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.21                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.81                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.14               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.51               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.15               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.58               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.12                9.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.83               11.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.50               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.22               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.14               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.33               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.12               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.44               16.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.68                7.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.90               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.42                9.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.21                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.77               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.95               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.79                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.28               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.39               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.98                8.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.70               11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.03               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.99               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.32                9.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.62               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.89               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.69               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.05                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.14               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.21               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.33               13.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.91               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.65               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.95                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.25                8.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.07                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.29                8.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.20                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.84                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.78               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.06                9.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.75                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.21                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.36               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.83               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.95               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.29               11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.46                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.11               12.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.96                8.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.80               13.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.62               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.54                7.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.11               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.30               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.22               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.93               14.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.88               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.73               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.07               15.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.89               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.87               11.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.37               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.90% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E
Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.60               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.74               11.77                 83.78
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    11.01               12.36                 94.38
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.38               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        16.11               18.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   13.14               12.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.59               18.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.18               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.65               12.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.47               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.89                9.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.14               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.21                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.81                9.92                234.61
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.14               10.06                 26.01
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.51               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.14               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.58               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.66                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.83               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.50               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.21               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.13               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.33               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.11               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.44               16.58                 82.20
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.68                7.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.90               12.69                165.62
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.42                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.20                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.76               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.95               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.78                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.28               12.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.39               11.68                 51.34
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.97                8.71                147.88
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.69               11.18               1,009.67
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.02               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.99               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.32                9.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.62               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.88               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.69               10.62               1,305.58
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.05                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.13               10.31               10,704.53
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.21               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.33               13.43                513.17
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.91               10.95                347.64
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.64               10.38                 68.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.95                9.42                350.86
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.25                8.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.06                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.28                8.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.20                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.84                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.78               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.06                9.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.75                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.20                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.35               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.83               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.95               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.29               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.45                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.11               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.96                8.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.79               13.40                217.19
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.62               12.33                111.83
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.54                7.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.10               12.71                110.53
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.30               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.74                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.93               14.10                105.74
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.88               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.73               11.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.06               15.25                 89.85
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.89               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.87               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.37               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.95% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E and Estate Planning Rider
Base Contract with 1.20% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.60               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.73               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    11.00               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.38               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        21.19               24.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   16.22               15.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     18.43               21.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.16               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.64               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.46               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.89                9.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.13               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.20                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.81                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.13               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.50               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.14               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.57               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.65                9.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.82               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.50               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.21               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.13               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.33               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.11               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.43               16.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.68                7.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.90               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.42                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.20                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.76               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.94               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.78                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.27               12.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.39               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.97                8.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.69               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.02               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.98               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.32                9.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.62               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.88               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.69               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.04                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.13               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.21               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.33               13.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.90               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.64               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.94                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.25                8.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.06                9.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.28                8.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.19                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.83                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.77               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.06                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.75                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.20                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.35               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.83               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.95               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.28               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.45                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.11               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.96                8.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.79               13.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.61               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.54                7.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.10               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.29               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.79                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.92               14.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.87               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.72               11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.06               15.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.89               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.87               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.37               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 5 - 2.00% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.59               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.73               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    11.00               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.38               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.62               15.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.64               11.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     13.37               15.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.06               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.64               12.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.70               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.89                9.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.13               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.20                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.80                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.13               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.50               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.14               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.57               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.56                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.82               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.49               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.21               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.13               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.32               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.11               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.43               16.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.67                7.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.89               12.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.42                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.20                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.76               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.94               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.78                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.27               12.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.38               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.97                8.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.69               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.02               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.98               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.31                9.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.61               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.88               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.68               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.04                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.13               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.20               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.32               13.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.90               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.64               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.94                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.24                8.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.06                9.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.28                8.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.19                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.83                8.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.77               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.05                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.74                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.20                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.35               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.82               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.94               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.28               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.45                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.10               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.95                8.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.79               13.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.61               12.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.53                7.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.10               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.29               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.19               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.92               14.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.87               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.72               11.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.06               15.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.88               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.86               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.36               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 6 - 2.05% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.59               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.72               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.99               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.37               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.99               18.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   13.04               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.47               17.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.14               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.61               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.44               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.89                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.12               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.20                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.80                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.13               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.50               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.13               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.56               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.63                9.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.82               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.49               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.20               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.12               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.32               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.10               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.43               16.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.67                7.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.89               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.41                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.19                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.75               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.94               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.77                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.27               12.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.38               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.96                8.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.68               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.01               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.98               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.31                9.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.61               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.87               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.68               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.04                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.12               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.20               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.32               13.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.90               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.63               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.94                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.24                8.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.06                9.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.27                8.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.19                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.83                8.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.77               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.05                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.74                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.19                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.34               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.82               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.94               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.28               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.44                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.10               12.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.95                8.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.78               13.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.61               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.53                7.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.09               12.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.29               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.68                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.92               14.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.86               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.72               11.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.05               15.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.88               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.86               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.36               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 7 - 2.10% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                         (12/31/06)     Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E and GMDB Rider with 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.59               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.72               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.99               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.37               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.98               16.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.06               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     14.00               16.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.13               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.60               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.43               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.88                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.12               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.19                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.80                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.12               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.49               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.13               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.56               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.62                9.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.81               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.49               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.20               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.12               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.32               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.10               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.42               16.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.67                7.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.89               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.41                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.19                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.75               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.93               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.77                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.26               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.37               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.96                8.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.68               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.01               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.97               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.31                9.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.61               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.87               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.68               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.03                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.12               10.28               1,638.12
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.20               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.32               13.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.89               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.63               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.93                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.24                8.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.05                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.27                8.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.18                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.82                8.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.76                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.05                9.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.74                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.19                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.34               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.81               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.93               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.27               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.44                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.10               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.95                8.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.78               13.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.60               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.53                7.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.09               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.28               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.14               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.91               14.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.86               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.71               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.05               15.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.88               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.86               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.35               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 8 - 2.15% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E and 3% Extra Credit Rider
Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.58               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.71               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.99               12.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.37               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.91               18.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.98               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.40               17.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.12               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.59               12.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.42               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.88                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.12               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.19                9.75               9,983.33
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.79                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.12               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.49               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.13               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.56               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.60                9.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.81               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.48               10.61               9,172.57
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.19               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.12               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.31               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.10               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.42               16.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.66                7.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.88               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.41                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.19                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.74               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.93               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.77                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.26               12.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.37               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.96                8.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.68               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.01               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.97               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.30                9.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.60               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.86               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.67               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.03                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.12               10.27               25,538.26
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.19               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.31               13.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.89               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.63               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.93                9.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.23                8.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.05                9.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.27                8.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.18                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.82                8.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.76                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.04                9.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.73                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.19                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.34               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.81               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.93               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.27               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.44                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.09               12.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.94                8.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.77               13.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.60               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.53                7.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.09               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.28               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.63                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.91               14.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.86               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.71               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.04               15.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.87               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.85               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.35               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 9 - 2.20% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E and Estate Planning Rider
Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E and GMDB with 6% Roll-Up
Base Contract with 1.45% M&E and GMDB with Annual Step-Up and 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.58               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.71               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.98               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.36               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        20.97               24.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   16.05               15.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     18.24               21.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.10               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.58               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.41               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.88                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.11               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.19                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.79                9.87               5,065.98
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.12               10.01               5,025.11
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.49               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.12               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.55               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.59                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.81               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.48               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.19               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.11               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.31               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.09               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.41               16.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.66                7.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.88               12.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.40                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.18                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.74               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.93               11.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.76                9.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.25               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.37               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.95                8.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.67               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.97               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.30                9.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.60               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.86               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.67               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.03                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.11               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.19               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.31               13.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.89               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.63               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.92                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.23                8.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.05                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.26                8.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.18                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.82                8.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.76                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.04                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.73                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.18                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.33               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.81               12.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.93               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.27               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.44                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.09               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.94                8.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.77               13.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.60               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.52                7.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.08               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.28               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.69                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.91               14.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.85               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.71               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.04               15.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.87               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.85               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.35                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 10 - 2.25% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E and 3% Extra Credit Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.57               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.71               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.98               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.36               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.84               18.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.91               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.32               17.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.09               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.56               11.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.40               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.87                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.11               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.18                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.79                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.11               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.48               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.12               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.55               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.58                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.80               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.47               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.19               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.11               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.31               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.09               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.41               16.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.65                7.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.88               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.40                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.18                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.74               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.92               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.76                9.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.25               12.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.36               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.95                8.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.67               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.97               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.30                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.59               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.86               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.67               10.56               9,284.95
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.02                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.11               10.25               88,526.07
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.19               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.31               13.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.88               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.62               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.92                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.23                8.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.04                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.26                8.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.17                9.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.81                8.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.75                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.04                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.73                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.18                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.33               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.80               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.92               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.26               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.43                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.09               12.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.94                8.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.77               13.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.59               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.52                7.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.08               12.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.27               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.59                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.90               14.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.85               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.70               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.04               15.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.87               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.85               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.34                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 11 - 2.30% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E and 4% Extra Credit Rider
Base Contract with 1.30% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.57               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.70               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.98               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.36               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.80               18.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.88               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.29               17.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.08               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.55               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.39               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.87                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.11               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.18                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.78                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.11                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.48               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.11               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.55               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.57                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.80               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.47               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.18               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.11               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.30               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.09               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.41               16.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.65                7.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.87               12.61               2,061.06
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.40                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.18                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.73               10.86               1,271.85
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.92               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.76                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.25               12.41               1,190.95
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.36               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.94                8.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.67               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.96               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.29                9.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.59               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.85               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.66               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.02                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.11               10.25               74,261.48
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.18               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.30               13.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.88               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.62               10.31               1,790.72
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.92                9.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.22                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.04                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.26                8.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.17                9.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.81                8.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.75                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.03                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.72                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.18                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.32               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.80               12.50               1,081.30
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.92               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.26               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.43                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.08               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.93                8.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.76               13.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.59               12.25                550.57
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.52                7.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.08               12.62                848.01
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.27               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.56                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.90               14.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.85               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.70               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.03               15.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.86               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.84               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.34                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 12 - 2.35% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.57               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.70               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.97               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.35               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        12.49               14.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.55               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     13.05               15.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.95               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     11.96               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.66               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.87                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.10               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.18                9.72               2,170.84
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.78                9.85               2,128.85
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.11                9.98               2,212.49
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.48               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.11               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.54               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.05                9.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.80               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.47               10.57               1,994.69
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.18               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.10               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.30               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.08               10.36               13,434.51
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.40               16.45                 92.29
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.65                7.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.87               12.60                130.58
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.39                9.23                171.75
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.17                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.73               10.85               12,464.52
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.92               11.47                135.15
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.75                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.24               12.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.36               11.59                133.87
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.94                8.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.66               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.99               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.96               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.29                9.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.59               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.85               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.66               10.54               10,073.21
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.02                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.10               10.24              232,781.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.18               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.30               13.33                127.83
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.88               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.62               10.31                153.38
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.91                9.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.22                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.04                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.25                8.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.17                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.81                8.47                188.68
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.75                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.03                9.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.72                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.17                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.32               11.53                137.35
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.79               12.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.92               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.25               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.43                9.76               13,143.33
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.08               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.93                8.42               15,425.43
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.76               13.30                119.22
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.58               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.51                7.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.07               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.26               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.15               10.30               9,142.01
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.90               14.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.84               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.70               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.03               15.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.86               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.84               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.33                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 13 - 2.40% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E and 3% Extra Credit Rider
Base Contract with 1.30% M&E and 4% Extra Credit Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.56               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.69               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.97               12.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.35               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.72               17.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.82               12.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.21               17.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.06               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.53               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.37               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.86                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.10               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.17                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.78                9.84               24,845.15
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.10                9.97               3,600.05
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.47               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.11               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.54               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.55                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.79               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.46               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.18               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.10               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.30               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.08               10.35                742.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.40               16.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.64                7.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.87               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.39                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.17                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.73               10.84                689.07
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.91               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.75                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.24               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.35               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.94                8.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.66               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.99               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.96               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.29                9.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.58               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.85               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.66               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.01                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.10               10.23               92,723.72
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.18               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.30               13.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.87               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.61               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.91                9.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.22                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.03                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.25                8.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.16                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.80                8.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.74                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.03                9.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.72                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.17                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.32               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.79               12.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.91               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.25               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.42                9.75                726.44
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.08               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.93                8.41                852.57
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.75               13.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.58               12.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.51                7.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.07               12.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.26               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.52                9.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.89               13.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.84               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.69               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.03               15.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.86               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.83               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.33                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 14- 2.45% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.20% M&E and 5% Extra Credit Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.56               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.69               11.67               3,736.50
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.97               12.24                163.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.35               11.03               1,579.98
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.88               15.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.98               11.63               1,395.47
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     13.90               15.99                598.77
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.04               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.51               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.36               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.86                9.24               1,739.20
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.09               11.02               1,522.09
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.17                9.70               9,009.89
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.77                9.83               2,228.43
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.10                9.97                241.59
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.47               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.10               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.54               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.54                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.79               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.46               10.55               8,740.41
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.17               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.09               10.89               3,587.98
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.29               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.08               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.40               16.43                232.67
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.64                7.55                874.28
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.86               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.39                9.21               3,983.87
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.17                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.72               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.91               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.74                9.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.24               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.35               11.57                551.02
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.93                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.66               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.99               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.95               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.28                9.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.58               11.04                843.26
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.84               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.65               10.52               3,938.37
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.01                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.10               10.22               21,862.98
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.17               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.29               13.30                353.25
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.87               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.61               10.29                 96.24
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.90                9.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.21                8.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.03                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.25                8.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.16                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.80                8.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.74                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.02                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.71                9.86                928.22
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.17                9.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.31               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.79               12.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.91               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.25               11.07               14,952.26
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.42                9.74                492.55
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.07               12.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.92                8.41                104.05
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.75               13.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.58               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.51                7.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.07               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.26               11.05               1,444.83
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.07               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.89               13.97                152.27
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.84               10.84               1,553.13
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.69               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.02               15.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.85               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.83               11.39                429.98
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.32                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 15- 2.50% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.56               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.68               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.96               12.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.34               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.64               17.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.76               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.14               17.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.03               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.50               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.35               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.86                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.09               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.16                9.69               3,642.09
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.77                9.82               7,154.49
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.10                9.96               2,963.80
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.47               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.10               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.53               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.52                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.78               11.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.46               10.54               3,346.25
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.17               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.09               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.29               10.90               1,920.31
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.07               10.33               2,301.07
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.39               16.41                289.60
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.64                7.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.86               12.57                409.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.38                9.21                538.94
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.16                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.72               10.83               2,134.92
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.90               11.44                424.09
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.74                9.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.23               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.35               11.56                420.03
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.93                8.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.65               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.98               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.95               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.28                9.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.58               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.84               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.65               10.52                890.13
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.01                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.09               10.21               37,841.51
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.17               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.29               13.29                401.12
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.87               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.61               10.28                481.30
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.90                9.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.21                8.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.03                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.25                8.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.16                9.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.80                8.45                592.05
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.74                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.02                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.71                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.16                9.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.31               11.50                430.96
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.78               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.91               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.24               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.42                9.73               2,251.13
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.07               12.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.92                8.40               2,641.90
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.75               13.26                374.09
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.57               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.51                7.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.06               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.25               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.48                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.89               13.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.83               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.68               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.02               15.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.85               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.83               11.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.32                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 16 - 2.55% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up
Base Contract with 1.30% M&E and 5% Extra Credit Rider
Base Contract with 1.45% M&E and 4% Extra Credit Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.55               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.68               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.96               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.34               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        20.66               23.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   15.82               15.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     17.97               20.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.02               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.49               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.34               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.85                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.09               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.16                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.77                9.82               1,098.07
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.09                9.95                473.66
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.46               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.10               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.53               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.51                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.78               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.45               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.17               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.09               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.28               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.07               10.32                964.95
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.39               16.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.63                7.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.86               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.38                9.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.16                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.72               10.82                895.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.90               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.74                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.23               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.34               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.93                8.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.65               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.98               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.95               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.28                9.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.57               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.84               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.65               10.51               4,762.72
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.09               10.20               17,262.37
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.17               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.29               13.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.86               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.61               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.90                9.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.21                8.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.03                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.24                8.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.15                9.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.79                8.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.73                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.02                9.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.71                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.16                9.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.31               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.78               12.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.90               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.24               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.41                9.72                943.74
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.07               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.92                8.39               1,107.60
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.74               13.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.57               12.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.50                7.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.06               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.25               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.55                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.88               13.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.83               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.68               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.02               15.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.85               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.82               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.32                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 17 - 2.60% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 4% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB with Annual Step-Up and 3% Roll-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.55               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.68               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.95               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.34               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        12.45               14.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.51               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     13.01               14.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.91               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     11.92               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.63               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.85                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.08               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.16                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.76                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.09                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.46               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.09               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.53               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.01                8.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.78               11.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.45               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.16               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.08               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.28               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.07               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.38               16.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.63                7.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.85               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.38                9.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.16                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.71               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.90               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.73                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.22               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.34               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.92                8.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.65               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.98               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.94               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.27                9.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.57               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.83               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.64               10.50                738.35
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.09               10.19               8,985.34
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.16               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.28               13.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.86               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.60               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.89                9.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.21                8.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.02                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.24                8.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.15                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.79                8.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.73                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.01                9.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.70                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.16                9.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.30               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.78               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.90               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.24               11.04               1,540.23
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.41                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.06               12.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.91                8.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.74               13.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.56               12.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.50                7.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.06               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.25               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.12               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.88               13.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.82               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.68               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.01               15.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.84               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.82               11.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.31                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.65% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.55               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.67               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.95               12.20               1,053.40
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.33               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.53               17.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.66               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.03               17.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               12.00               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.46               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.33               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.85                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.08               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.15                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.76                9.80               8,357.87
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.09                9.93               2,018.29
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.46               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.09               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.52               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.49                9.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.77               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.45               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.16               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.08               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.28               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.06               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.38               16.37               1,523.36
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.63                7.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.85               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.37                9.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.15                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.71               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.89               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.73                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.22               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.34               11.53               2,256.75
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.92                8.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.64               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.97               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.94               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.27                9.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.57               11.01               1,175.81
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.83               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.64               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.08               10.19               2,297.48
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.16               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.28               13.26               1,004.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.85               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.60               10.25                628.09
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.89                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.20                8.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.02                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.24                8.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.15                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.79                8.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.73                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.01                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.70                9.83               1,250.10
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.15                9.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.30               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.77               12.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.89               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.23               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.41                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.06               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.91                8.38                675.06
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.73               13.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.56               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.50                7.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.05               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.24               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.41                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.88               13.93                981.20
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.82               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.67               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.01               15.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.84               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.82               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.31                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.70% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.45% M&E and 5% Extra Credit Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.54               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.67               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.95               12.19                248.48
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.33               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        12.43               14.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.49               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.99               14.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.89               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     11.90               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.61               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.84                9.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.08               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.15                9.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.76                9.79               2,510.27
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.08                9.92               2,370.60
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.45               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.09               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.52               10.64                 97.30
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.99                8.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.77               11.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.44               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.16               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.08               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.27               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.06               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.38               16.36                228.82
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.62                7.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.85               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.37                9.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.15                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.71               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.89               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.73                9.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.22               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.33               11.52                354.28
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.92                8.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.64               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.97               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.94               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.27                8.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.56               11.00               1,347.23
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.83               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.64               10.48               6,533.02
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                    9.99                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.08               10.18               9,145.30
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.16               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.28               13.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.85               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.60               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.88                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.20                8.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.02                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.23                8.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.14                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.78                8.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.72                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.01                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.70                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.15                9.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.30               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.77               12.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.89               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.23               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.40                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.06               12.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.91                8.37                218.71
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.73               13.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.56               12.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.49                7.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.05               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.24               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.10               10.22               9,795.07
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.87               13.92                155.40
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.82               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.67               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.00               15.04                135.32
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.84               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.81               11.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.30                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.75% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.54               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.66               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.94               12.18                789.24
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.32               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.45               17.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.60               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     14.95               17.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.97               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.44               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.31               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.84                9.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.07               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.15                9.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.75                9.78               4,562.11
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.08                9.92                514.42
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.45               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.08               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.52               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.47                9.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.77               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.44               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.15               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.07               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.27               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.06               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.37               16.34               1,195.43
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.62                7.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.84               12.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.37                9.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.15                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.70               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.89               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.72                9.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.21               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.33               11.51               1,700.46
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.91                8.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.63               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.97               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.93               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.26                8.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.56               10.99                884.96
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.82               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.63               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                    9.99                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.08               10.17               2,858.80
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.15               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.27               13.24                787.07
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.85               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.59               10.24                483.36
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.88                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.20                8.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.01                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.23                8.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.14                9.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.78                8.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.72                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.69                9.81                927.95
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.15                9.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.29               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.76               12.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.89               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.22               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.40                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.05               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.90                8.36                487.24
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.73               13.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.55               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.49                7.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.05               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.24               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.37                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.87               13.90                762.51
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.81               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.67               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.00               15.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.83               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.81               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.30                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.80% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 3 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.54               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.66               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.94               12.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.32               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.78               15.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.89               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     13.80               15.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.96               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.43               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.30               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.84                9.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.07               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.14                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.75                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.08                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.45               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.08               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.51               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.46                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.76               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.44               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.15               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.07               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.27               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.05               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.37               16.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.62                7.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.84               12.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.37                9.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.14                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.70               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.88               11.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.72                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.21               12.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.33               11.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.91                8.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.63               11.02               1,490.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.97               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.93               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.26                8.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.56               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.82               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.63               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                    9.99                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.07               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.15               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.27               13.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.84               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.59               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.88                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.19                8.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.01                9.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.23                8.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.14                9.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.78                8.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.72                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00                9.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.69                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.14                9.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.29               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.76               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.88               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.22               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.40                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.05               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.90                8.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.72               13.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.55               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.49                7.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.04               12.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.23               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.87               13.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.81               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.66               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           11.00               15.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.83               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.81               11.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.30                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 22 - 2.85% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.53               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.66               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.94               12.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.32               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.38               17.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.54               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     14.88               17.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.95               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.41               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.29               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.83                9.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.07               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.14                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.75                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.07                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.44               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.07               11.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.51               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.44                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.76               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.43               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.15               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.07               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.26               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.05               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.37               16.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.61                7.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.84               12.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.36                9.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.14                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.70               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.88               11.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.72                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.21               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.32               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.91                8.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.63               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.96               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.93               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.26                8.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.55               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.81               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.63               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                    9.98                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.07               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.15               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.27               13.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.84               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.59               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.87                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.19                8.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.01                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.22                8.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.13                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.77                8.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.71                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00                9.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.69                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.14                9.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.29               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.76               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.88               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.22               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.39                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.05               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.90                8.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.72               13.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.55               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.49                7.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.04               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.23               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.32                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.86               13.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.81               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.66               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.99               15.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.83               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.80               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.29                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 23 - 2.90% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.53               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.65               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.93               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.31               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        12.40               14.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.46               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.96               14.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.86               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     11.87               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.59               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.83                9.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.06               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.14                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.74                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.07                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.44               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.07               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.51               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.96                8.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.76               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.43               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.14               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.06               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.26               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.05               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.36               16.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.61                7.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.83               12.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.36                9.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.14                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.69               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.88               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.71                9.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.20               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.32               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.90                8.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.62               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.96               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.92               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.25                8.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.55               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.81               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.62               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                    9.98                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.07               10.14               37,872.64
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.14               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.26               13.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.84               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.59               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.87                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.19                8.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.00                9.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.22                8.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.13                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.77                8.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.71                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                        9.99                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.68                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.14                9.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.28               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.75               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.88               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.21               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.39                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.04               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.89                8.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.72               13.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.54               12.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.48                7.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.04               12.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.22               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.08               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.86               13.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.80               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.66               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.99               14.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.82               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.80               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.29                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.95% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.53               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.65               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.93               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.31               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        12.39               14.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.45               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.95               14.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.85               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     11.86               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.58               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.83                9.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.06               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.13                9.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.74                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.07                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.43               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.07               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.50               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.96                8.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.75               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.43               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.14               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.06               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.26               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.04               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.36               16.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.61                7.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.83               12.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.36                9.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.13                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.69               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.87               11.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.71                9.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.20               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.32               11.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.90                8.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.62               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.96               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.92               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.25                8.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.55               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.81               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.62               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                    9.98                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.06               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.14               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.26               13.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.83               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.58               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.86                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.18                8.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.00                9.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.22                8.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.12                9.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.77                8.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.71                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                        9.99                9.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.68                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.13                9.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.28               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.75               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.87               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.21               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.39                9.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.04               12.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.89                8.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.71               13.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.54               12.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.48                7.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.03               12.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.22               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.07               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.86               13.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.80               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.65               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.99               14.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.82               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.80               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.28                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 25 - 3.00% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and % Roll-Up
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.52               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.64               11.56                778.95
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.93               12.13                886.78
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.31               10.93                948.14
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.26               17.36                640.16
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.45               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     14.77               16.90               1,340.95
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.91               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.38               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.26               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.82                9.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.05               10.92                909.85
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.13                9.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.74                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.06                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.43               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.06               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.50               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.41                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.75               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.42               10.46               1,104.17
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.14               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.06               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.25               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.04               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.35               16.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.60                7.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.83               12.46                952.47
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.35                9.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.13                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.68               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.87               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.71                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.20               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.31               11.47                488.41
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.89                8.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.62               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.95               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.92               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.25                8.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.54               10.94               1,576.96
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.80               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.62               10.43               1,102.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                    9.97                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.06               10.13               31,611.57
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.14               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.25               13.18                946.67
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.83               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.58               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.86                9.25                431.15
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.18                8.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.00                9.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.21                8.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.12                9.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.76                8.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.70                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                        9.99                9.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.68                9.77               1,753.89
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.13                9.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.28               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.74               12.35                412.64
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.87               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.21               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.39                9.65               1,176.58
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.04               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.89                8.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.71               13.15                801.34
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.53               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.48                7.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.03               12.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.22               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.26                9.33               3,062.55
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.85               13.85                949.82
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.80               10.74                464.70
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.65               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.98               14.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.82               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.79               11.28               1,027.10
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.28                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 26 - 3.05% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.52               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.64               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.92               12.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.30               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        12.37               14.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.44               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.93               14.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.84               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     11.84               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.57               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.82                9.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.05               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.13                9.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.73                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.06                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.43               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.06               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.50               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.94                8.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.75               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.42               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.13               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.05               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.25               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.04               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.35               16.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.60                7.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.82               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.35                9.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.13                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.68               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.86               11.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.70                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.19               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.31               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.89                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.61               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.95               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.91               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.24                8.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.54               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.80               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.62               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                    9.97                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.06               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.13               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.25               13.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.83               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.58               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.86                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.18                8.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    9.00                9.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.21                8.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.12                9.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.76                8.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.70                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                        9.98                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.68                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.13                9.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.27               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.74               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.87               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.20               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.38                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.03               12.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.88                8.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.70               13.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.53               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.47                7.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.03               12.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.21               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.06               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.85               13.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.79               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.65               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.98               14.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.81               11.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.79               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.28                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 27 - 3.10% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (12/31/2006)    Period (12/31/2007)
------------------------------------------------------------------------------------------------------------------------------------
2007
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.52               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      12.63               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.92               12.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.30               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        15.19               17.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   12.39               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     14.70               16.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               11.89               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     12.35               11.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.24               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                            9.82                9.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            11.05               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                                10.00                9.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.12                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                      9.73                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.06                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                             10.42               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         11.06               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.49               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         11.39                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.74               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.42               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.13               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.05               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.25               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.03               10.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         11.35               16.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.60                7.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                  9.82               12.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                             9.35                9.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.12                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.68               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.86               11.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.70                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          11.19               12.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                                10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.31               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                             10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.89                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.61               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                      9.95               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                   10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                         9.91               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.24                8.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.54               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.80               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                         10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                   9.61               10.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                    9.97                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.05               10.11               23,687.48
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                      10.13               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.25               13.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.82               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                  8.57               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     11.85                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                         9.18                8.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                    8.99                9.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                     9.21                8.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                          10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.11                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                 9.76                8.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                  9.70                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                        9.98                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                 9.67                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.12                9.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.27               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              11.74               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.86               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       11.20               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                     9.38                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                10.03               12.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                               10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                           10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                   9.88                8.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       11.70               13.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                              11.53               12.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                       8.47                7.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              10.02               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                          11.21               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.21                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                          9.85               13.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.79               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.64               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.98               14.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                     9.81               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.78               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  12.27                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 28 - 3.15% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.51               10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.63               11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.91               12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.30               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       12.36               14.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  11.42               11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    12.91               14.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.82               11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    11.83               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.55               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.81                9.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.04               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.12                9.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.73                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.05                9.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.42               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.05               11.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.49               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.93                8.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.74               11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.41               10.43                379.26
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.13               10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.05               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.24               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.03               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.34               16.24                338.83
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.59                7.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.82               12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.34                9.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.12                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.67               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.86               11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.70                9.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.18               12.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.30               11.44                373.24
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.88                8.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.61               10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.94               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.91               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.24                8.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.53               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.79               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.61               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.96                9.75                382.13
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.05               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.13               11.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.24               13.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.82               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.57               10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.85                9.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.17                8.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.99                9.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.21                8.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.11                9.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.75                8.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.69                9.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.98                9.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.67                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.12                9.10                387.72
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.27               11.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.73               12.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.86               11.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.19               10.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.38                9.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.03               12.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.88                8.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.70               13.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.52               12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.47                7.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                             10.02               12.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.21               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.04               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.84               13.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.79               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.64               10.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.97               14.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.81               11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.78               11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.27                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 29 - 3.20% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.51               10.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.63               11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.91               12.09               1,351.58
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.29               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       13.32               15.12                275.62
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  11.39               10.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    13.08               14.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.80               11.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    12.36               11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.49               11.10               1,073.31
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.81                9.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.04               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.12                9.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.72                9.71               46,428.07
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.05                9.84               19,766.79
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.42               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.05               11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.48               10.55                721.27
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        11.31                9.15                341.90
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.74               11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.41               10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.12               10.52               1,271.48
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.04               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.24               10.77               1,510.05
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.03               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.34               16.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.59                7.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.81               12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.34                9.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.12                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.67               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.85               11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.69                9.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.18               12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.30               11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.88                8.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.60               10.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.94               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.90               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.23                8.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.53               10.90               1,098.85
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.79               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.61               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.96                9.74                733.99
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.05               10.09               27,651.79
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.12               11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.24               13.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.81               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.57               10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.84                9.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.17                8.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.99                9.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.20                8.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.11                9.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.75                8.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.69                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.97                9.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.67                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.12                9.09                250.32
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.26               11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.73               12.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.85               11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.19               10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.37                9.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.02               12.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.87                8.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.69               13.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.52               12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.47                7.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                             10.02               12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.20               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.97               10.03               1,312.36
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.84               13.80                714.72
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.78               10.70               1,422.45
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.64               10.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.97               14.92                225.35
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.80               11.64                632.58
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.78               11.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.26                9.82                400.55
------------------------------------------------------------------------------------------------------------------------------------

Table 30 - 3.25% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.50               10.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.62               11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.91               12.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.29               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       15.08               17.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  12.30               11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    14.59               16.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.85               11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    12.32               11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.21               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.81                9.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.04               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.11                9.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.72                9.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.05                9.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.41               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.04               11.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.48               10.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        11.35                9.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.73               11.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.41               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.12               10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.04               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.24               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.02               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.34               16.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.58                7.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.81               12.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.34                9.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.11                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.67               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.85               11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.69                9.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.18               12.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.30               11.42                 92.33
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.88                8.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.60               10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.94               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.90               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.23                8.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.52               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.79               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.60               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.96                9.73                 93.48
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.04               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.12               11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.24               13.13                 91.62
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.81               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.57               10.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.84                9.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.17                8.41                108.23
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.98                9.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.20                8.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.10                9.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.75                8.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.69                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.97                9.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.66                9.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.11                9.08                 95.28
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.26               11.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.72               12.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.85               11.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.19               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.37                9.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.02               12.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.87                8.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.69               13.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.51               12.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.46                7.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                             10.01               12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.20               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.15                9.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.84               13.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.78               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.63               10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.96               14.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.80               11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.77               11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.26                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 31 - 3.30% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC
Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.50               10.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.62               11.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.90               12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.29               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.19               11.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.92               10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.66               12.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.03               10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.90               10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.57               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.80                9.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.03               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.11                9.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.72                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.04                9.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.41               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.04               11.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.48               10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         9.78                7.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.73               11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.40               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.12               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.04               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.23               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.02               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.33               16.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.58                7.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.81               12.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.33                9.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.11                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.66               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.85               11.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.68                9.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.17               12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.29               11.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.87                8.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.60               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.93               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.90               10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.23                8.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.52               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.78               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.60               10.38               9,134.83
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.95                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.04               10.08               30,175.51
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.12               11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.23               13.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.81               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.56               10.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.84                9.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.16                8.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.98                9.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.20                8.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.10                9.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.74                8.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.69                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.97                9.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.66                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.11                9.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.26               11.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.72               12.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.85               11.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.18               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.37                9.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.02               12.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.87                8.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.68               13.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.51               12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.46                7.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                             10.01               12.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.19               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.05               10.10               6,928.51
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.83               13.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.77               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.63               10.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.96               14.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.80               11.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.77               11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.26                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 32 - 3.35% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.50               10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.61               11.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.90               12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.28               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       15.00               17.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  12.24               11.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    14.52               16.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.83               11.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    12.29               11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.20               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.80                9.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.03               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.11                9.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.72                9.69               10,402.05
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.04                9.82               3,470.23
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.41               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.04               11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.47               10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        11.33                9.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.72               11.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.40               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.11               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.03               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.23               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.02               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.33               16.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.58                7.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.80               12.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.33                9.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.11                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.66               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.84               11.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.68                9.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.17               12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.29               11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.87                8.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.59               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.93               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.89               10.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.22                8.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.52               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.78               10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.60               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.95                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.04               10.07               4,788.05
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.11               11.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.23               13.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.80               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.56               10.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.83                9.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.16                8.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.98                9.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.19                8.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.10                9.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.74                8.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.68                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.97                9.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.66                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.11                9.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.25               11.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.72               12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.84               11.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.18               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.36                9.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.01               12.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.86                8.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.68               13.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.51               12.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.46                7.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                             10.01               12.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.19               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.11                9.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.83               13.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.77               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.62               10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.96               14.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.79               11.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.77               11.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.25                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 33 - 3.40% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.49               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.61               11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.90               12.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.28               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       12.31               13.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  11.38               10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    12.87               14.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.78               11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    11.79               11.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.52               11.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.80                9.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.03               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.10                9.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.71                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.04                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.40               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.03               11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.47               10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.89                8.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.72               11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.40               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.11               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.03               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.23               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.01               10.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.32               16.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.57                7.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.80               12.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.33                9.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.10                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.66               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.84               11.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.68                9.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.17               12.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.29               11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.87                8.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.59               10.91               1,290.12
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.93               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.89               10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.22                8.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.51               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.78               10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.59               10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.95                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.03               10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.11               11.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.23               13.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.80               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.56               10.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.83                9.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.16                8.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.97                9.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.19                8.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.09                9.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.74                8.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.68                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.96                9.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.65                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.10                9.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.25               11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.71               12.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.84               11.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.18               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.36                9.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.01               12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.86                8.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.68               13.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.50               12.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.46                7.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                             10.00               12.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.19               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.01               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.83               13.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.77               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.62               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.95               14.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.79               11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.76               11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.25                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 34 - 3.45% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.49               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.61               11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.89               12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.28               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.18               11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.91               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.65               12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.02               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.89               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.56               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.79                9.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.02               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.10                9.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.71                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.03                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.40               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.03               11.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.47               10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         9.77                7.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.72               11.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.39               10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.11               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.03               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.22               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.01               10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.32               16.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.57                7.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.80               12.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.32                9.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.10                9.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.65               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.84               11.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.67                9.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.16               12.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.28               11.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.86                8.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.59               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.92               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.89               10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.22                8.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.51               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.77               10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.59               10.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.94                9.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.03               10.05               23,020.64
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.11               11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.22               13.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.80               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.55               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.82                9.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.15                8.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.97                9.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.19                8.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.09                9.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.73                8.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.68                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.96                9.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.65                9.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.10                9.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.25               11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.71               12.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.84               11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.17               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.36                9.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.01               12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.86                8.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.67               13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.50               12.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.45                7.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                             10.00               12.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.18               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.04               10.07               13,088.02
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.82               13.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.76               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.62               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.95               14.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.79               11.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.76               11.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.24                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 35 - 3.50% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.45% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.49               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.60               11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.89               12.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.27               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       12.30               13.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  11.37               10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    12.85               14.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.77               11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    11.77               11.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.51               11.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.79                9.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.02               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.10                9.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.71                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.03                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.40               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.03               11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.46               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.87                8.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.71               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.39               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.10               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.02               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.22               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.01               10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.32               16.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.57                7.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.79               12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.32                9.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.09                9.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.65               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.83               11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.67                9.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.16               12.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.28               11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.86                8.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.58               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.92               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.88               10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.21                8.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.51               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.77               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.59               10.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.94                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.03               10.04               3,342.90
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.10               11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.22               13.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.79               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.55               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.82                9.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.15                8.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.97                9.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.18                8.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.09                9.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.73                8.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.67                9.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.96                9.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.65                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.10                9.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.24               11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.70               12.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.83               11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.17               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.35                9.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.00               12.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.86                8.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.67               13.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.50               12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.45                7.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                             10.00               12.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.18               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.82               13.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.76               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.61               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.95               14.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.78               11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.76               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.24                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 36 - 3.55% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.48               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.60               11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.89               12.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.27               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.17               11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.91               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.64               12.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.01               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.89               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.56               11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.79                9.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.01               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.09                9.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.70                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.03                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.39               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.02               11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.46               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         9.76                7.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.71               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.39               10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.10               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.02               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.22               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.31               16.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.56                7.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.79               12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.32                9.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.09                9.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.65               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.83               11.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.67                9.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.15               12.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.28               11.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.85                8.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.58               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.92               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.88               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.21                8.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.50               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.76               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.58               10.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.94                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.02               10.03               21,251.05
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.10               11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.22               13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.79               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.55               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.82                9.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.15                8.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.97                9.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.18                8.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.08                9.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.73                8.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.67                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.95                9.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.64                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.09                9.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.24               11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.70               12.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.83               11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.17               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.35                9.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.00               12.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.85                8.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.66               13.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.49               11.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.45                7.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              9.99               12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.18               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.03               10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.82               13.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.76               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.61               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.94               14.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.78               11.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.75               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.24                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 37 - 3.60% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.48               10.25                545.54
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.59               11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.88               12.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.27               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       14.82               16.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  12.09               11.61                476.75
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    14.34               16.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.77               11.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    12.23               11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.15               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.78                9.06                581.09
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.01               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.09                9.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.70                9.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.02                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.39               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.02               11.36                522.77
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.46               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        11.27                9.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.71               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.38               10.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.10               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.02               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.21               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.31               16.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.56                7.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.79               12.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.32                9.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.09                9.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.64               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.83               11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.66                9.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.15               12.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.27               11.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.85                8.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.57               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.91               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.88               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.21                8.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.50               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.76               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.58               10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.94                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.02               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.10               11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.21               13.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.79               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.55               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.81                9.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.14                8.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.96                9.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.18                8.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.08                9.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.72                8.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.67                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.95                9.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.64                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.09                9.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.24               11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.70               12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.83               11.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.16               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.35                9.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                               10.00               12.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.85                8.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.66               13.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.49               11.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.44                7.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              9.99               12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.17               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.00                9.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.81               13.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.75               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.61               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.94               14.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.78               11.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.75               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.23                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 38 - 3.65% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.48               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.59               11.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.88               12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.26               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.16               11.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.90               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.63               12.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.01               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.88               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.55               11.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.78                9.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.01               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.09                9.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.70                9.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.02                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.39               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.02               11.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.45               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         9.75                7.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.70               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.38               10.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.09               10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.01               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.21               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.31               16.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.56                7.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.78               12.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.31                9.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.08                9.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.64               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.82               11.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.66                9.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.15               12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.27               11.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.85                8.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.57               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.91               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.87               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.20                8.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.50               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.76               10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.58               10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.93                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.02               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.09               11.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.21               13.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.78               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.54               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.81                9.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.14                8.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.96                9.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.18                8.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.08                9.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.72                8.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.66                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.95                9.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.64                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.09                9.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.23               11.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.69               12.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.82               11.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.16               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.35                9.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                9.99               12.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.85                8.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.66               13.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.48               11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.44                7.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              9.99               12.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.17               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.03               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.81               13.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.75               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.60               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.94               14.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.77               11.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.75               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.23                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 39 - 3.70% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.47               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.58               11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.88               11.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.26               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.16               11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.90               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.63               12.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.00               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.88               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.55               11.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.78                9.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.00               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.08                9.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.69                9.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.02                9.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.38               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.01               11.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.45               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         9.75                7.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.70               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.37               10.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.09               10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.01               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.21               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               9.99               10.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.30               16.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.55                7.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.78               12.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.31                9.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.08                9.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.64               10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.82               11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.66                9.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.14               12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.27               11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.84                8.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.57               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.91               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.87               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.20                8.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.49               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.75               10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.57               10.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.93                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.01               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.09               11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.21               13.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.78               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.54               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.81                9.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.14                8.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.96                9.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.17                8.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.07                9.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.72                8.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.66                9.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.94                9.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.63                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.08                9.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.23               11.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.69               12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.82               11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.15               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.34                9.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                9.99               12.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.84                8.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.65               13.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.48               11.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.44                7.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              9.98               12.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.16               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.02               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.81               13.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.75               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.60               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.93               14.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.77               11.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.74               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.22                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 40 - 3.75% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.47               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.58               11.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.87               11.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.26               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.16               11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.89               10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.63               12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              11.00               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.87               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.54               11.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.77                9.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.08                9.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.69                9.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.01                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.38               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.01               11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.45               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         9.75                7.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.70               11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.37               10.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.09               10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.01               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.20               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               9.99               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.30               16.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.55                7.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.78               12.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.31                9.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.08                9.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.63               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.81               11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.65                9.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.14               12.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.26               11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.84                8.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.56               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.90               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.87               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.20                8.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.49               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.75               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.57               10.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.93                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.01               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.09               11.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.20               13.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.78               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.54               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.80                9.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.14                8.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.95                9.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.17                8.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.07                9.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.72                8.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.66                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.94                9.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.63                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.08                9.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.23               11.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.69               12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.82               11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.15               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.34                9.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                9.99               12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.84                8.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.65               12.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.48               11.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.44                7.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              9.98               12.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.16               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.02               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.80               13.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.74               10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.60               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.93               14.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.77               11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.74               11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.22                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 41 - 3.80% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.47               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.58               11.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.87               11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.25               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.15               11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.89               10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.62               12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.99               10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.87               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.54               11.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.77                9.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           11.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.08                9.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.69                9.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.01                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.38               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.00               11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.44               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         9.74                7.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.69               11.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.37               10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.08               10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.01               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.20               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               9.99               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.29               16.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.55                7.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.77               12.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.30                9.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.07                9.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.63               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.81               11.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.65                9.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.14               12.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.26               11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.84                8.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.56               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.90               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.86               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.19                8.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.49               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.75               10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.57               10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.92                9.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.01                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.08               11.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.20               13.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.77               10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.53               10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.80                9.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.13                8.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.95                9.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.17                8.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.07                9.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.71                8.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.65                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.94                9.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.63                9.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.08                9.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.22               11.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.68               12.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.81               11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.15               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.34                9.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                9.98               12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.84                8.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.65               12.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.47               11.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.43                7.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              9.98               12.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.16               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.02               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.80               13.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.74               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.59               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.92               14.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.77               11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.73               11.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.22                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 42 - 3.85% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (12/31/2006)    Period (12/31/2007)
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.46               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     12.57               11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.86               11.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.25               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.15               11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.88               10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.62               12.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.99               10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.87               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.54               11.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.77                9.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.99               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Critical Math VIT Portfolio                                               10.00                9.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.07                9.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity Fund                                     9.68                9.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.01                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.                            10.37               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        11.00               11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.44               10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         9.74                7.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.69               11.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.36               10.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.08               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.20               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               9.98               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        11.29               16.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.54                7.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 9.77               12.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            9.30                9.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.07                9.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.62               10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.81               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.65                9.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         11.13               12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Emerging Markets                                               10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.26               11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Falling U.S. Dollar                                            10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.83                8.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.56               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     9.90               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP International                                                  10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        9.86               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.19                8.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.48               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.74               10.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap                                                        10.00                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  9.56               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   9.92                9.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100                                                     10.08               11.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.20               13.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.77               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 8.53               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    11.79                9.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        9.13                8.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   8.95                9.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    9.16                8.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Emerging Markets                                         10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short International                                            10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.06                9.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100                                                9.71                8.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 9.65                9.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       9.93                9.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                9.62                9.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.07                8.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.22               11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             11.68               12.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.81               11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      11.14               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    9.33                9.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Ultra NASDAQ-100                                                9.98               12.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort Dow 30                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraShort NASDAQ-100                                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  9.83                8.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      11.64               12.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy Fund                                             11.47               11.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy Fund                                      8.43                7.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC 2x Strategy Fund                                              9.97               12.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy Fund                                         11.15               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.01               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.80               13.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.74               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.59               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.92               14.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    9.76               11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.73               11.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 12.21                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.75% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract - No Riders
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        11.94               14.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.59               12.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     11.50               14.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.38               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.74               12.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.00                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.60               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.07               12843.50
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.46               13417.12
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.02               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.80% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with GMDB with 3% Roll Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.73               16.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.51               13.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.79               15.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.37               12.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.74               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.00                9.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.60               11.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.60                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.85% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.67               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.14               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.73               13.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.23               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.20               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.25                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.09               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.03               10.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.90% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract wit h 1.20% M&E and GMDB Rider with Step Up and 3% Roll Up
Base Contract with 1.30% M&E and GMDB Rider with 3% Roll Up
Base Contract with 1.45% M&E
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.68               16.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.46               13.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.74               15.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.36               12.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.73               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.99                9.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.59               11.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.13                1041.76
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.33                331.52
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.91                222.66
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.64                 94.65
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.95                215.37
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 90.31
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.06                2072.66
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.45                2173.49
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.79                217.79
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.57                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.95% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E and GMDB Rider with Annual Step Up
Base Contract with 1.20% M&E and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        18.00               21.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   14.15               16.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     15.06               18.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.36               12.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.72               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.98                9.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.58               11.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.62                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 6 - 2.00% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with GMDB Rider with Step Up and 3% Roll Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        11.58               13.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.17               11.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.93               13.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.27               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.72               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.24                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.50               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.01               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 7 - 2.05% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E and GMDB Rider with 6% Roll Up
Base Contract with 1.30% M&E and Estate Planning Rider
Base Contract with 1.45% M&E and GMDB Rider with 3% Roll Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.60               15.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.40               13.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.66               15.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.71               12.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.57               11.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.51                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 8 - 2.10% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with GMDB Rider with Annual Step Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        11.90               13.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.55               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     11.46               14.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.34               12.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.70               12.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.97                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.56               11.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.05                1014.44
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                1059.85
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.98               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 9 - 2.15% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E and 3% Extra Credit Rider
Base Contract with 1.20% M&E and GMDB Rider with Step Up and 6% Roll-Up
Base Contract with 1.30% M&E and GMDB Rider with 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.55               15.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.35               12.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.61               15.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.33               12.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.70               12.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.96                9.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.56               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.04               14916.65
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44               15768.98
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.48                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 10 - 2.20% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        17.86               20.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   14.04               16.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     14.94               18.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.33               12.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.69               12.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.96                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.55               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.54                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 11 - 2.25% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E and GMDB Rider with Annual Step Up and 6% Roll-Up
Base Contract with 1.30% M&E and 3% Extra Credit Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.49               15.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.31               12.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.56               15.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.32               12.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.69               12.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.95                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.55               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.44                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 12 - 2.30% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E and  4% Extra Credit Rider
Base Contract with 1.45% M&E and GMDB Rider with 6% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.47               15.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.28               12.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.54               15.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.32               12.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.68               12.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.95                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.54               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.43                9.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 13 - 2.35% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.65               12.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.12               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.71               13.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.21               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.18               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.23                9.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.07               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.03                1855.63
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.43                1938.69
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.01               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 14 - 2.40% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E and GMDB Rider with Annual Step-Up with 6% Roll-Up
Base Contract with 1.45% M&E and 3% Extra Credit Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E and 4% Extra Credit Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up with 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.42               15.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.24               12.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.49               15.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.31               12.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.67               12.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.94                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.53               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.03                1999.47
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.42                2118.21
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.39                9.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 15- 2.45% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 3% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E and 5% Extra Credit Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        11.85               13.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.51               11.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     11.42               13.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.30               12.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.67               12.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.93                9.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.53               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.17                7306.29
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.10                4656.14
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.29                2260.69
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.61                2710.52
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.03                2586.39
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.02                8361.48
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.25                6757.40
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.42                8803.19
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.94               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 16- 2.50% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up with 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.36               15.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.20               12.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.44               15.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.30               12.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.66               12.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.93                9.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.52               11.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.02                2514.66
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.42                2627.22
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.36                9.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 17 - 2.55% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E and 5% Extra Credit Rider
Base Contract with 1.45% M&E and 4% Extra Credit Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Step Up and 3% Roll Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll Up.
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll Up.
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll Up.
Base Contract with 1.30% M&E; 3% Extra Credit Rider; and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        17.66               20.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   13.89               15.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     14.78               17.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.29               12.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.66               12.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.92                9.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.52               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.17                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.02                2259.31
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.41                2369.29
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.44                9.55                2666.70
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.60% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; 4% Extra Credit Rider; and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step up
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step up
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.65               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.11               11.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.70               13.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.20               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.17               11.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.22                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.06               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.65% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.28               15.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.13               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.37               15.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.28               12.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.64               12.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.91                9.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.51               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.34                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.08                4093.77
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.28                1987.65
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.60                2383.86
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.02                2273.32
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.31                9.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.70% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up.
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E and 5% Extra Credit Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.64               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.11               11.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.70               12.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.20               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.17               11.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.22                9.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.09                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.06               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.16                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 10.00               10.10                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.75% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.23               15.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.09               12.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.32               14.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.27               11.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.63               12.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.90                9.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.50               11.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.00                1492.13
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.40                1558.92
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.27                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 22 - 2.80% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll Up
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll Up and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        11.81               13.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.47               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     11.37               13.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.27               11.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.63               12.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.90                9.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.49               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.33                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.56                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.90               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               11.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 23 - 2.85% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.18               15.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   11.04               12.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.27               14.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.26               11.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.62               12.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.89                9.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.49               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.15                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.01                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00               10.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.24                9.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.90% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; 0 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.63               12.40                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.10               11.46                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.69               12.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.19               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.16               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.21                9.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.51                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.05               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.59                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00                9.99               14755.63
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.39               15416.15
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.72                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.99               10.08                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.66                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.29                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 25 - 2.95% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.20% M&E; GMDB Rider with Annual Step Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five For Life Plus Rider; GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 3% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and Estate Planning Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider and 0 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.63               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.10               11.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.69               12.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.19               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.16               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.21                9.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.05               10.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.36                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.69                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.32                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.90                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.96                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.55                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00                9.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.99               10.07                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               10.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 26 - 3.00% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and Estate Planning Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.10               15.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.98               12.45                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.20               14.77                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.25               11.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.61               12.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.88                9.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.47               11.41                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.14                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00                9.99                5026.27
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.39                5251.27
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.48                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.19                9.26                876.93
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 27 - 3.05% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        10.63               12.37                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.09               11.44                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     10.68               12.93                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.19               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.16               11.84                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             10.21                9.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.50                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.43                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.05               10.94                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.75                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.04                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.62                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.83                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.58                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                9.00                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00                9.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.87                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.38                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.99               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.65                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.28                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 28 - 3.10% Asset Charge
------------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                 Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                     Value at Beginning
                                                                         of Period        Value at End of   Units at End of Period
                                                                        (05/01/2005)    Period (12/31/2006)
------------------------------------------------------------------------------------------------------------------------------------
2006
------------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and Estate Planning Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                             10.00               10.52                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                      10.00               12.63                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                    10.00               10.92                 0.00
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     10.00               10.30                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                        13.05               15.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                   10.94               12.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     12.15               14.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                               10.24               11.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     10.60               12.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                              9.87                9.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            10.00               11.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       10.00               10.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          10.00                9.73                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         10.00               11.06                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  10.00               10.49                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                         10.00               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                         10.46               11.39                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                              10.00               10.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             10.00               10.42                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                           10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                           10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                               10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                         10.00               11.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                           10.00               10.60                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                 10.00                9.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                            10.00                9.35                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                   10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                            10.00               10.68                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                  10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                               10.00               10.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                          10.00               11.19                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                       10.00               10.31                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                      10.00               10.89                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                     10.00               10.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                     10.00                9.95                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                        10.00                9.91                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                           10.00               10.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                                10.00               10.54                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                 10.00               10.80                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                  10.00                9.61                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                   10.00                9.97                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                    10.00               10.05                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                       10.00               10.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                             10.00               10.13                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                 10.00               10.82                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                 10.00                8.57                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                     10.00               11.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                        10.00                9.18                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                   10.00                8.99                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                    10.00                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                   10.00               10.11                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                       10.00                9.76                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                 10.00                9.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                       10.00                9.98                5377.47
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                                10.00                9.67                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                 10.00               10.12                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                      10.00               10.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                              10.00               11.74                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                            10.00               10.86                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                       10.00               11.20                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                    10.00                9.38                5618.20
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                        10.00               10.03                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                  10.00                9.88                 0.00
------------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                       10.00               11.70                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                  10.00               11.53                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                  10.00               10.02                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                              10.00               11.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                          10.00                8.47                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                  9.15                9.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         10.00                9.85                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                 10.00               10.79                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                             10.00               10.64                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                           10.00               10.98                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                    10.00                9.81                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                                10.00               10.78                 0.00
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                  10.00               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 29 - 3.15% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.62               12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.09               11.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.68               12.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.18               11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.15               11.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.20                9.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.04               10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.41                 69.34
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.34                 65.23
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.30                 70.82
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.96                 71.20
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.12                 70.26
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.98               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.27                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 30 - 3.20% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider and Five for Life Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       11.46               13.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.07               11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.82               13.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.17               11.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.61               12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.14                9.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.40               11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.97                6246.07
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.37                6525.68
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.91                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 31 - 3.25% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       12.98               15.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.87               12.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    12.08               14.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.22               11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.58               12.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.85                9.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.45               11.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.10                9.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 32 - 3.30% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; 3 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up and 3% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up and 3% Roll-Up
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step Up
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.00               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.00               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.00               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.00               11.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.00               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.00                9.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.26                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 33 - 3.35% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up GMIB Plus Rider; and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider and 5% Extra Credit Rider;
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 3% Roll-Up
Base Contract with 1.30% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       12.93               15.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.83               12.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    12.03               14.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.21               11.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.57               12.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.84                9.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.44               11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.97                2919.61
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.36                3050.32
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.07                9.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 34 - 3.40% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.61               12.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.08               11.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.67               12.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.18               11.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.14               11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.20                9.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.03               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.97               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.25                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 35 - 3.45% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.20% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.00               10.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.00               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.00               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.00               11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.00               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.00                9.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 36 - 3.50% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.20% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.61               12.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.08               11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.67               12.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.17               11.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.14               11.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.19                9.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.03               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.03                3348.88
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                 9.97               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 37 - 3.55% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider;
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.00               10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.00               10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.00               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.00               11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.00               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.00                9.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00                9.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.24                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 38 - 3.60% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.20% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            11.92               14.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.73               12.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   12.80               14.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                     8.99                9.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.19               11.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.54               12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                     9.82                9.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.41               11.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                     8.93                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                             9.52               11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                           9.79               11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                            8.87               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                              9.83               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                       9.58               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                          9.07               12.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                         8.82               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                  9.58               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00                9.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00                9.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00                9.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00                8.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00               11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00                9.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                8.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                9.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00                9.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00                9.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00               11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00                8.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00               10.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               10.71                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 39 - 3.65% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.20% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year
CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.00               10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.00               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.00               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.00               11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.00               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.00                9.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.23                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 40 - 3.70% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.30% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.00               10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.00               10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.00               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.00               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.00               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.00                9.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 41 - 3.75% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.45% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.20% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up
Estate Planning Rider and GMIB Plus Rider
Base Contract with 1.30% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.00               10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.00               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.00               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.00               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.00               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.00                9.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00                9.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 42 - 3.80% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.00               10.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.00               10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.00               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.00               10.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.00               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.00                9.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00                9.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.22                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 43 - 3.85% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.30% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year
CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.00               10.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.00               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.00               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.00               10.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.00               10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.00                9.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               10.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.21                 0.00
------------------------------------------------------------------------------------------------------------------------------------

Table 44 - 3.90% Asset Charge
-----------------------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                Accumulation Unit   Accumulation Unit  Number of Accumulation
                                                                    Value at Beginning
                                                                        of Period        Value at End of   Units at End of Period
                                                                       (05/01/2005)    Period (12/31/2006)
-----------------------------------------------------------------------------------------------------------------------------------
2006
-----------------------------------------------------------------------------------------------------------------------------------
Base Contract with 1.45% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year
CDSC Rider
Base Contract with 1.45% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and
GMIB Plus Rider
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Series II                                            10.00               10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Series II                                     10.00               12.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Series II                                   10.00               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Series II                                    10.00               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                       10.00               10.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                  10.00               10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                    10.00               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                              10.00               10.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                    10.00               10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                            10.00                9.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Small Cap Portfolio                          10.00                9.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap Value Portfolio                           10.00               10.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic HY Bond Fund                                             10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution Managed Bond Fund                                      10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Evolution All-Cap Equity                                         10.00                9.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                        10.00               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value Portfolio                                 10.00               10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially Responsible Growth Fund, Inc.                        10.00               10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        10.00                9.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio                                             10.00               10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            10.00               10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.00               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield                                              10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                                                        10.00               11.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Banks                                                          10.00               10.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials                                                10.00                9.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bear                                                           10.00                9.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Biotechnology                                                  10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                                                           10.00               10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods                                                 10.00               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services                                              10.00               10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Dow 30                                                         10.00               11.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                                                      10.00               10.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Financials                                                     10.00               10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Health Care                                                    10.00               10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Industrials                                                    10.00                9.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Internet                                                       10.00                9.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Japan                                                          10.00               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth                                               10.00               10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Large-Cap Value                                                10.00               10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth                                                 10.00                9.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value                                                  10.00                9.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Money Market                                                   10.00               10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                                                      10.00               10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP OTC                                                            10.00               10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals                                                10.00               10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals                                                10.00                8.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Real Estate                                                    10.00               11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity                                       10.00                9.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Semiconductor                                                  10.00                8.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Dow 30                                                   10.00                9.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap                                                  10.00               10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short OTC                                                      10.00                9.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap                                                10.00                9.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                                                      10.00                9.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth                                               10.00                9.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value                                                10.00               10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Technology                                                     10.00               10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Telecommunications                                             10.00               11.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus                                           10.00               10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraBull                                                      10.00               11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap                                                   10.00                9.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraOTC                                                       10.00                9.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap                                                 10.00                9.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Utilities                                                      10.00               11.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund                                                 10.00               11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic OTC Fund                                                 10.00                9.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic S&P 500 Fund                                             10.00               11.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dynamic Dow Fund                                         10.00                8.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.00               10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        10.00                9.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio                                10.00               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio                            10.00               10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio                          10.00               10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio                                   10.00                9.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio                               10.00               10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio                                 10.00               12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

                                                     FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of
Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

                                                               Part C

                                                          OTHER INFORMATION

 Item 24.

(a)  Financial Statements


All required Financial statements are included in Parts A or B of this Registration Statement


(b)  Exhibits:


     (1)  Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate
          Account C  (1)

     (2)  Not Applicable

     (3)  (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (2)

          (b) Registered Representative Contract  (1)

     (4)  (a) Form of Flexible Premium Deferred Variable Annuity Contract (7)
          (b) Form of the Extra Credit Rider (6)
          (c) Form of the Estate Planning Rider (5)
          (d) Form of the Shortened CDSC Rider (6)
          (e) Form of the Five for Life Plus Rider (6)
          (f) Form of the GMDB Plus Rider (6)
          (g) Form of the GMIB Plus Rider (6)
          (h) Form of the Waiver of Surrender Charges for Nursing Home Confinement Rider (5)

     (5)  (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract (2)

     (6)  (a) Articles of Incorporation of Midland National Life Insurance Company (1)

          (b) By-laws of Midland National Life Insurance Company  (1)

     (7)  Not Applicable

     (8)  (a) Form of Participation Agreement between Midland National Life Insurance Company and American Century
              Investment Services Inc. (1)

          (b) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (3)

          (c) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global
              Advisors. (4)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and Credit Suisse Asset
              Management, LLC. (8)

          (e) Form of Participation Agreement between Midland National Life Insurance Company and The Dreyfus Corporation.
              (8)

          (f) Form of Participation Agreement between Midland National Life Insurance Company and Rafferty Asset
              Management, LLC. (8)

          (g) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Investments.
              (8)

          (h) Form of Participation Agreement between Midland National Life Insurance Company and Morgan Stanley Investment
              Management, Inc. (8)

          (i) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management,
              Inc.  (9)

          (j) Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable
              Insurance Trust.   (10)

          (k) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment
              Management Company LLC. (11)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (10)

          (m) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates
              Corporation. (12)

          (n) Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.  (3)

          (o) Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (13)

          (p) Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc.  (14)

          (q) Form of Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC.
              (15)

(r)       AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance
              Company and A I M Investment Services, Inc.   (16)

(s)       Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (16)

(t)       Shareholder Information Agreement between Midland National Life Insurance Company and American Century
              Investment Services, Inc.   (16)

(u)       Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company Credit Suisse Asset
              Management Securities, Inc.   (17)

(v)       Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company and DireXion Funds.
              (17)

(w)       Rule 22c-2 Supplement to Participation agreement between Midland National Life Insurance Company and The Dreyfus
              Service Corporation.  (17)

(x)       Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman
              Sachs Variable Insurance Trust.  (16)

(y)       Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Allianz Global
              Investors Distributors, Inc., principal underwriters for PIMCO Variable Insurance Trust.  (16)

(z)       Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.  (16)

(aa)      Shareholder Information Agreement between Midland National Life Insurance Company and Van Eck Securities
              Corporation.  (16)

(bb)      Van Kampen Life Investment Trust Shareholder Information Agreement between Midland National Life Insurance
              Company and Van Kampen Funds, Inc.  (17)

(cc)      Van Kampen Universal Institutional Funds, Inc. Shareholder Information Agreement between Midland National Life
              Insurance Company and Morgan Stanley Distributors Inc.  (17)


     (9)  (a) Opinion and Consent of Counsel (19)
          (b) Power of Attorney (18)

     (10) (a) Consent of Counsel Sutherland, Asbill & Brennan, LLP (19)
          (b) Consent of Independent Registered Public Accounting Firm (19)


     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations  (3)

----------------------

(1)    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016).
(2)    Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File No. 333-71800).
(3)    Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File No. 333-71800).
(4)    Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2004 for Form N-4 (File No. 333-108437)
(5)    Incorporated herein by reference to Post-Effective Amendment No. 7 on June 23, 2005 for Form N-4 (File No. 333-71800)
(6)    Incorporated herein by reference to Initial Filing on October 7, 2005 for Form N-4 (File No. 333-128910)
(7)    Incorporated herein by reference to Initial Filing on October 13, 2005 for Form N-4 (File No. 333-128978).
(8)    Incorporated herein by reference to Pre-Effective Amendment No. 1 on January 18, 2006 for Form N-4 (File No.
       333-128910)
(9)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No.
       333-14061)
(10)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)
(11)   Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)
(12)   Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File 333-71800)
(13)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004 (File No.
       333-108437)
(14)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)
(15)      Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2006 for Form N-4 (File No.
       333-128910)
(16)      Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No.
       333-108437)
(17)      Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-4 on April 28, 2008 (File No.
       333-128910)
(18)   Filed herewith
(19)   To be filed by amendment

Item 25. Directors and Officers of the Depositor

---------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                   Position and Offices with Depositor
---------------------------------------------------------------------- -----------------------------------------------------
Michael M. Masterson.............................................      Chief Executive Officer - Chairman
---------------------------------------------------------------------- -----------------------------------------------------
John J. Craig II.................................................      Senior Vice President - Director, Chief Financial
                                                                       Officer
---------------------------------------------------------------------- -----------------------------------------------------
Robert W. Korba..................................................      Director
---------------------------------------------------------------------- -----------------------------------------------------
David E. Sams....................................................      Director
---------------------------------------------------------------------- -----------------------------------------------------
Steven C. Palmitier..............................................      President and Chief Operating Officer - Director
---------------------------------------------------------------------- -----------------------------------------------------
Stephen P. Horvat, Jr***......................................         Senior Vice President - Legal
---------------------------------------------------------------------- -----------------------------------------------------
Donald T. Lyons...............................................         Senor Vice President and Corporate Actuary
---------------------------------------------------------------------- -----------------------------------------------------
Melody R.J. Jensen............................................         Vice President, General Counsel and Secretary
---------------------------------------------------------------------- -----------------------------------------------------
Thomas C. Stavropoulos***.....................................         Vice President and Chief Compliance Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***................................................      Senior Vice President and Chief Information Officer
---------------------------------------------------------------------- -----------------------------------------------------
Esfandyar E. Dinshaw**...........................................      President, Annuity Division - Director
---------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder...................................................      Vice President, Administration
---------------------------------------------------------------------- -----------------------------------------------------
Robert W. Buchanan...............................................      Vice President, New Business and Underwriting
---------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer.................................................      Vice President, Product Development
---------------------------------------------------------------------- -----------------------------------------------------
Robert R. Tekolste**.............................................      Senior Vice President, Operations - Annuity
                                                                       Division
---------------------------------------------------------------------- -----------------------------------------------------
Teresa A. Silvius***.............................................      Assistant Vice President and Variable Compliance
                                                                       & 38a-1 CCO
---------------------------------------------------------------------- -----------------------------------------------------
Kevin S. Bachmann................................................      Senior Vice President, Sales, and Chief Marketing
                                                                       Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gregory S. Helms.................................................      2nd Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------
Cindy Reed**.....................................................      Senior Vice President and Chief Marketing Officer,
                                                                       Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Ronald J. Markway**..............................................      Vice President, New Business - Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Michael L. Yanacheak**...........................................      2nd Vice President, Product Development, Annuity
                                                                       Division
---------------------------------------------------------------------- -----------------------------------------------------
Teri L. Ross**...................................................      Assistant Vice President, Variable Annuity
                                                                       Services, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Richard T. Hicks.................................................      Assistant Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------
Randy D. Shaull..................................................      Associate Actuary, Product Development
---------------------------------------------------------------------- -----------------------------------------------------
*    Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD
     57193-9991
**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266
***  525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The
Registrant is a segregated asset account of Midland.  Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987
Charitable Remainder Trust Number Two.  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

  ----------------------------------------------------------- --------------------------- --------------------------
                                                                                              Percent Of Voting
  Name                                                        Jurisdiction                    Securities Owned
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Capital, Inc.                                       Delaware                           100% by SEI
  ----------------------------------------------------------- --------------------------- --------------------------
  Consolidated Investment Services, Inc. (CISI)               Nevada                             100% by SEI
  ----------------------------------------------------------- --------------------------- --------------------------
  MH Imports, Inc.                                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Mykonos 6420 LP                                             Texas                            74.25% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Richmond Holding Company, LLC
  Cancelled February 9, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Financial Group, Inc. (SFG)                         Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Midland National Life Insurance Company (MNL)               Iowa                               100% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------
  SFG Reinsurance Company                                     South Carolina                     100% by MNL
  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life and Health Insurance
  (NACOLAH)
  Redomesticated from the State of Illinois to State of       Iowa                               100% by SFG
  Iowa September 27, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                         99% by NACOLAH
                                                                                                  1% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Holdings, Inc. (PHI)
  Merged into Parkway Mortgage, Inc. December 31, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Mortgage, Inc.                                      Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  CH Holdings, Inc.
  Merged into Cathedral Hill Hotel, Inc. September 17,
  2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Corporation                                         Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Otter, Inc.                                                 Oklahoma                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Cathedral Hill Hotel, Inc.                                  Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Power Development, Inc. (SPDI)                      Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Gila Bend Power Partners,  L.L.C.                           Delaware                           50% by SPDI
  ----------------------------------------------------------- --------------------------- --------------------------
  H2O Distribution, Inc.
  Merged into Cathedral Hill Hotel, Inc. December
  11, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution Holdings, Inc. (SDHI)                  Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons CTP, Inc.                                           Pennsylvania                      100% by SDHI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons VPC, Inc.                                           Delaware                          100% by SDHI
  ----------------------------------------------------------- --------------------------- --------------------------
  Opus 5949 LLC                                               Texas                            75% by Sammons
                                                                                                  VPC, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons BW, Inc.                                            Delaware                          100% by SDHI
  ----------------------------------------------------------- --------------------------- --------------------------
  TMIS, Inc.
  Merged into Sammons BW, Inc. December 27, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs ITD Corp.
  Dissolved December 31, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Trust (BET)
  Merged into BEI, Inc. June 29, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Mexico, Inc.                               Delaware                           100% by BEI
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment, Inc. (BEI)                                Delaware                          100% by CISI
  Incorporated June 25, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs International, Inc. (BII)                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment UK Limited                                 United Kingdom                     100% by BII
  ----------------------------------------------------------- --------------------------- --------------------------
  Montecargas Yale de Mexico S. A. de C.V. (YALESA)           Mexico                             99% by BEI
                                                                                                 1% by BEMI
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment S.A. de C.V. (BESA)                        Mexico                               99% BEI
                                                                                                 1% by BEMI
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Construction Equipment, Inc.                         Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark LP, Inc.                                          Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark Holding, Inc.
  Merged into Cathedral Hill Hotel, Inc. December 31, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Venture Properties, Inc.                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Realty Corporation (SRC)                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  SRI Ventures, LLC                                           Delaware                           99% by SRC
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Income Properties, Inc.                             Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  GBH Venture Co., Inc.                                       Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  The Grove Park Inn Resort, Inc.  (GPIRI)                    Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  GPI Ventures, LLC                                           Delaware                          100% by GPIRI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Tours, Inc.
  Merged into Cathedral Hill Hotel, Inc. October 22, 2007
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities, Inc. (SSI)                              Delaware                           100% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities Company, L.L.C.                          Delaware                           50% by SSI
  ----------------------------------------------------------- --------------------------- --------------------------
  Herakles Investments, Inc. (HII)                            Delaware                          100% by CISI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sponsor Investments, L.L.C.                                 Texas                              75% by HII
  ----------------------------------------------------------- --------------------------- --------------------------
  SG Reliant Investors, LLC                                   Delaware                         80% by NACOLAH
                                                                                                Ventures, LLC
  ----------------------------------------------------------- --------------------------- --------------------------


Item 27. Number of Contract Owners
 As of March 31, 2008 --

          77  Non-Qualified
         130  Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies
In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the
Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National
Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

                  ----------------------------------------------- ------------------------------------------
                  Name and Principal                              Positions and Offices with
                  Business Address*                               Sammons Securities Company, LLC
                  ----------------------------------------------- ------------------------------------------
                  Steve Palmitier                                 Chief Executive Officer
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991
                  ----------------------------------------------- ------------------------------------------
                  Jerome S. Rydell                                Vice-Chairman
                  ----------------------------------------------- ------------------------------------------
                  Michael Masterson                               Chairman
                  525 West Van Buren
                  Chicago, IL  60607
                  ----------------------------------------------- ------------------------------------------
                  John A. McClellan                               Chief Compliance Officer
                  ----------------------------------------------- ------------------------------------------
                  Kevin Bachmann                                  President and Chief Operating Officer
                  One Midland Plaza
                  Sioux Falls, SD  57193-9991
                  ----------------------------------------------- ------------------------------------------
                  Lisa S. Hoyne                                   Vice-President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991
                  ----------------------------------------------- ------------------------------------------
                  Brandon D. Rydell                               Vice-President

                  ----------------------------------------------- ------------------------------------------
*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road,
   Ann Arbor MI  48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the
Registrant with respect to these Contracts during the Registrant's last fiscal year:

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
            (1)                         (2)                       (3)                    (4)                   (5)
                                 Net Underwriting
     Name of Principal             Discounts and           Compensation on            Brokerage               Other
                                                                          -
        Underwriter                 Commissions               Redemption             Commissions          Compensation**
---------------------------- -------------------------- ------------------------ --------------------- ---------------------
    Sammons Securities               $532,839                      0                      0                  $437,630
       Company, LLC
---------------------------- -------------------------- ------------------------ --------------------- ---------------------
*Represents commissions paid on Vector II variable annuity contracts.   ** Represents an underwriting fee paid to Sammons
Securities Company for all of Midland Nationals variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual
Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.
 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3
promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West
Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a
Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland
National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance
(Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.


                                                             SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland
National Life Separate Account C has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 4th day of  June, 2008.


                                                                 By:  MIDLAND NATIONAL LIFE
                                                                               SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/ *                                              By:            /s/*
        ----------------------------------------------------     ---------------------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                             Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                       INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                              By:            /s/*
        ----------------------------------------------------     ---------------------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                             Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

              Signatures                                                   Title

/s/  *                                         Chairman of the Board of Directors,
-----------------------------------------------  Director, Chief Executive Officer
      MICHAEL M. MASTERSON                         (Principal Executive Officer)


/s/  *                                         President
-----------------------------------------------  Annuity Division
      Esfandyar E. Dinshaw

/s/  *                                         Senior Vice President, Director
-----------------------------------------------  Chief Financial Officer
      JOHN J. CRAIG, II                            (Principal Financial Officer)


/s/  *                                         Director, President and Chief Operating Officer
-----------------------------------------------  Life Division
      STEVEN C. PALMITIER

/s/  *                                         Senior Vice President,
-----------------------------------------------  Corporate Actuary
      Donald T. Lyons

/s/  *                                         Senior Vice President
-----------------------------------------------  Legal
      STEPHEN P. HORVAT, JR.

/s/  *                                         Director, President of Sammons Enterprises, Inc.
-----------------------------------------------
      ROBERT W. KORBA


*By:   /s/  _______________________________________              Date:  June 4, 2008
     -------                                                            ------------

                   Teresa A. Silvius
                   Attorney-in-Fact                 Pursuant to Power of Attorney



                           Registration No. 333-128978


                         Post-Effective Amendment No. 9




--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


--------------------------------------------------------------------------------



                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY



--------------------------------------------------------------------------------

                                  EXHIBIT INDEX



---------------------------- ---------------------------------------------------
     Item                         Exhibit
---------------------------- ---------------------------------------------------
     24(b)(9)(b)                  Power of Attorney
---------------------------- ---------------------------------------------------

                                POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824;
333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-148008)
and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



IN WITNESS WHEREOF, the undersigned has hereunto set his hand,
this __ _day of                             2008.
       -        ---------------------------

SIGNATURE                DATE             SIGNATURE                 DATE


/s/                      2/25/08          /s/                      2/25/08
------------------------                  -------------------------
Michael M. Masterson                      John J. Craig II



/s/                      2/21/08          /s/                      2/18/08
------------------------                  -------------------------
Steven C. Palmitier                       Stephen P. Horvat, Jr.



/s/                      2/25/08          /s/                      2/25/08
------------------------                  -------------------------
Robert W. Korba                           David E. Sams


/s/                      2/21/08          /s/                      2/21/08
-------------------------                 -------------------------
Donald T. Lyons                           Esfandyar E. Dinshaw